UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  January 31

Date of reporting period:  July 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
July 31, 2022 (Unaudited)
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Portfolios  |  Semiannual Report 2022

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since August 2022
Average annual total returns (%) (for the period ended July 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	-7.27	-9.52	2.10	3.06
	Including sales charges		-11.65	-13.81	1.11	2.56
Advisor Class*		06/13/13	-7.10	-9.26	2.37	3.29
Class C	Excluding sales charges	03/04/04	-7.67	-10.27	1.34	2.30
	Including sales charges		-8.57	-11.12	1.34	2.30
Institutional Class		09/27/10	-7.25	-9.38	2.36	3.32
Institutional 2 Class*		06/13/13	-7.20	-9.35	2.37	3.33
Institutional 3 Class*		06/13/13	-7.18	-9.31	2.43	3.38
Class R		09/27/10	-7.49	-9.85	1.84	2.80
Blended Benchmark			-5.99	-7.97	3.21	3.75
Bloomberg U.S. Aggregate Bond Index			-6.14	-9.12	1.28	1.65
Russell 3000 Index			-8.30	-7.35	12.18	13.48
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	3

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2022)
Equity Funds	20.3
Fixed Income Funds	69.2
Money Market Funds	10.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Average annual total returns (%) (for the period ended July 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	-8.21	-9.95	3.41	4.53
	Including sales charges		-13.51	-15.13	2.18	3.91
Advisor Class*		11/08/12	-8.09	-9.73	3.69	4.79
Class C	Excluding sales charges	10/15/96	-8.53	-10.64	2.63	3.75
	Including sales charges		-9.41	-11.47	2.63	3.75
Institutional Class		10/15/96	-8.14	-9.72	3.67	4.79
Institutional 2 Class*		11/08/12	-8.09	-9.73	3.69	4.83
Institutional 3 Class*		06/13/13	-8.11	-9.68	3.71	4.86
Class R		01/23/06	-8.32	-10.17	3.14	4.27
Blended Benchmark			-6.72	-8.38	4.55	5.32
Bloomberg U.S. Aggregate Bond Index			-6.14	-9.12	1.28	1.65
Russell 3000 Index			-8.30	-7.35	12.18	13.48
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	5

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2022)
Equity Funds	35.6
Fixed Income Funds	59.8
Money Market Funds	4.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since August 2022
Average annual total returns (%) (for the period ended July 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	-9.35	-11.02	4.55	6.18
	Including sales charges		-14.55	-16.13	3.32	5.56
Advisor Class*		06/13/13	-9.30	-10.81	4.79	6.41
Class C	Excluding sales charges	03/04/04	-9.71	-11.66	3.76	5.38
	Including sales charges		-10.58	-12.47	3.76	5.38
Institutional Class		09/27/10	-9.25	-10.82	4.80	6.45
Institutional 2 Class*		06/13/13	-9.22	-10.80	4.80	6.46
Institutional 3 Class*		06/13/13	-9.18	-10.74	4.87	6.52
Class R		09/27/10	-9.50	-11.22	4.28	5.92
Blended Benchmark			-7.59	-8.93	5.85	6.90
Russell 3000 Index			-8.30	-7.35	12.18	13.48
Bloomberg U.S. Aggregate Bond Index			-6.14	-9.12	1.28	1.65
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	7

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2022)
Alternative Strategies Funds	0.8
Equity Funds	50.7
Fixed Income Funds	46.6
Money Market Funds	1.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Average annual total returns (%) (for the period ended July 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	-10.05	-11.23	5.62	7.37
	Including sales charges		-15.23	-16.34	4.37	6.73
Advisor Class*		11/08/12	-9.98	-11.09	5.88	7.63
Class C	Excluding sales charges	10/15/96	-10.34	-11.85	4.85	6.57
	Including sales charges		-11.20	-12.64	4.85	6.57
Institutional Class		10/15/96	-9.88	-11.02	5.90	7.64
Institutional 2 Class*		11/08/12	-9.90	-11.01	5.93	7.70
Institutional 3 Class*		06/13/13	-9.87	-10.92	5.99	7.73
Class R		01/23/06	-10.10	-11.46	5.37	7.11
Class V	Excluding sales charges	03/07/11	-10.05	-11.23	5.62	7.36
	Including sales charges		-15.24	-16.35	4.37	6.72
Blended Benchmark			-8.12	-9.03	7.12	8.34
Russell 3000 Index			-8.30	-7.35	12.18	13.48
Bloomberg U.S. Aggregate Bond Index			-6.14	-9.12	1.28	1.65
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	9

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2022)
Alternative Strategies Funds	1.1
Equity Funds	65.5
Fixed Income Funds	32.0
Money Market Funds	1.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since August 2022
Average annual total returns (%) (for the period ended July 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	-10.93	-11.69	6.57	8.70
	Including sales charges		-16.04	-16.77	5.31	8.05
Advisor Class*		06/13/13	-10.75	-11.46	6.85	8.95
Class C	Excluding sales charges	03/04/04	-11.15	-12.31	5.78	7.89
	Including sales charges		-11.99	-13.09	5.78	7.89
Institutional Class		09/27/10	-10.82	-11.51	6.83	8.97
Institutional 2 Class*		06/13/13	-10.76	-11.45	6.86	9.00
Institutional 3 Class*		06/13/13	-10.76	-11.42	6.90	9.05
Class R		09/27/10	-11.01	-11.99	6.29	8.43
Blended Benchmark			-8.69	-9.25	8.24	9.67
Russell 3000 Index			-8.30	-7.35	12.18	13.48
Bloomberg U.S. Aggregate Bond Index			-6.14	-9.12	1.28	1.65
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	11

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2022)
Alternative Strategies Funds	1.5
Equity Funds	77.4
Fixed Income Funds	19.6
Money Market Funds	1.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2022 — July 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	927.30	1,022.07	2.36	2.48	0.50	4.35	4.56	0.92
Advisor Class	1,000.00	1,000.00	929.00	1,023.29	1.18	1.24	0.25	3.17	3.32	0.67
Class C	1,000.00	1,000.00	923.30	1,018.39	5.90	6.19	1.25	7.88	8.27	1.67
Institutional Class	1,000.00	1,000.00	927.50	1,023.25	1.23	1.29	0.26	3.21	3.37	0.68
Institutional 2 Class	1,000.00	1,000.00	928.00	1,023.39	1.09	1.14	0.23	3.07	3.22	0.65
Institutional 3 Class	1,000.00	1,000.00	928.20	1,023.64	0.85	0.89	0.18	2.84	2.98	0.60
Class R	1,000.00	1,000.00	925.10	1,020.84	3.54	3.72	0.75	5.52	5.80	1.17
Columbia Capital Allocation Portfolios | Semiannual Report 2022	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
February 1, 2022 — July 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	917.90	1,022.46	1.98	2.08	0.42	4.28	4.51	0.91
Advisor Class	1,000.00	1,000.00	919.10	1,023.69	0.80	0.84	0.17	3.11	3.28	0.66
Class C	1,000.00	1,000.00	914.70	1,018.78	5.49	5.79	1.17	7.79	8.22	1.66
Institutional Class	1,000.00	1,000.00	918.60	1,023.69	0.80	0.84	0.17	3.10	3.28	0.66
Institutional 2 Class	1,000.00	1,000.00	919.10	1,023.78	0.71	0.74	0.15	3.01	3.18	0.64
Institutional 3 Class	1,000.00	1,000.00	918.90	1,023.98	0.52	0.55	0.11	2.82	2.98	0.60
Class R	1,000.00	1,000.00	916.80	1,021.23	3.15	3.32	0.67	5.45	5.75	1.16
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	906.50	1,022.66	1.78	1.88	0.38	4.39	4.66	0.94
Advisor Class	1,000.00	1,000.00	907.00	1,023.88	0.61	0.65	0.13	3.23	3.42	0.69
Class C	1,000.00	1,000.00	902.90	1,018.98	5.27	5.59	1.13	7.89	8.37	1.69
Institutional Class	1,000.00	1,000.00	907.50	1,023.88	0.61	0.65	0.13	3.23	3.42	0.69
Institutional 2 Class	1,000.00	1,000.00	907.80	1,023.93	0.56	0.60	0.12	3.18	3.37	0.68
Institutional 3 Class	1,000.00	1,000.00	908.20	1,024.18	0.33	0.35	0.07	2.95	3.13	0.63
Class R	1,000.00	1,000.00	905.00	1,021.43	2.94	3.12	0.63	5.56	5.90	1.19
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	899.50	1,022.61	1.82	1.93	0.39	4.56	4.86	0.98
Advisor Class	1,000.00	1,000.00	900.20	1,023.83	0.65	0.69	0.14	3.40	3.62	0.73
Class C	1,000.00	1,000.00	896.60	1,018.93	5.30	5.64	1.14	8.05	8.56	1.73
Institutional Class	1,000.00	1,000.00	901.20	1,023.83	0.65	0.69	0.14	3.40	3.62	0.73
Institutional 2 Class	1,000.00	1,000.00	901.00	1,023.98	0.51	0.55	0.11	3.26	3.47	0.70
Institutional 3 Class	1,000.00	1,000.00	901.30	1,024.23	0.28	0.30	0.06	3.03	3.23	0.65
Class R	1,000.00	1,000.00	899.00	1,021.38	2.98	3.17	0.64	5.73	6.10	1.23
Class V	1,000.00	1,000.00	899.50	1,022.61	1.82	1.93	0.39	4.56	4.86	0.98
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	890.70	1,022.61	1.81	1.93	0.39	4.68	5.01	1.01
Advisor Class	1,000.00	1,000.00	892.50	1,023.83	0.65	0.69	0.14	3.53	3.77	0.76
Class C	1,000.00	1,000.00	888.50	1,018.93	5.28	5.64	1.14	8.15	8.71	1.76
Institutional Class	1,000.00	1,000.00	891.80	1,023.83	0.65	0.69	0.14	3.53	3.77	0.76
Institutional 2 Class	1,000.00	1,000.00	892.40	1,023.93	0.56	0.60	0.12	3.43	3.67	0.74
Institutional 3 Class	1,000.00	1,000.00	892.40	1,024.18	0.32	0.35	0.07	3.20	3.42	0.69
Class R	1,000.00	1,000.00	889.90	1,021.38	2.97	3.17	0.64	5.84	6.25	1.26
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
14	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 20.2%
	Shares	Value ($)
International 4.7%
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,110,491	9,872,268
U.S. Large Cap 14.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	334,818	10,007,710
Columbia Disciplined Core Fund, Institutional 3 Class(a)	787,910	10,030,096
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	619,344	9,996,213
Total		30,034,019
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	61,943	1,492,205
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	59,272	1,208,551
Total		2,700,756
Total Equity Funds (Cost $44,612,042)		42,607,043

Fixed Income Funds 69.0%

Emerging Markets 1.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	331,709	3,018,548
High Yield 5.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,137,602	12,206,473
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 61.8%
Columbia Bond Fund, Institutional 3 Class(a)	1,334,558	42,065,268
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,459,055	32,065,435
Columbia Quality Income Fund, Institutional 3 Class(a)	1,348,917	27,059,272
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,734,011	29,062,538
Total		130,252,513
Total Fixed Income Funds (Cost $163,890,042)		145,477,534

Money Market Funds 10.5%

Columbia Short-Term Cash Fund, 1.712%(a),(c)	22,089,683	22,078,638
Total Money Market Funds (Cost $22,086,421)		22,078,638
Total Investments in Securities (Cost: $230,588,505)		210,163,215
Other Assets & Liabilities, Net		572,047
Net Assets		210,735,262
At July 31, 2022, securities and/or cash totaling $581,134 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	7	09/2022	USD	683,235	12,005	—
MSCI Emerging Markets Index	8	09/2022	USD	399,400	—	(12,440)
Russell 2000 Index E-mini	8	09/2022	USD	754,120	—	(305)
S&P 500 Index E-mini	3	09/2022	USD	620,025	42,612	—
Total					54,617	(12,745)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 37	Morgan Stanley	06/20/2027	1.000	Quarterly	USD	3,832,000	147,878	—	—	147,878	—
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	4,238,190	21,873	—	—	21,873	—
Total							169,751	—	—	169,751	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	50,464,894	811,384	(5,659,521)	(3,551,489)	42,065,268	—	(619,907)	450,205	1,334,558
Columbia Contrarian Core Fund, Institutional 3 Class
	12,170,826	206,649	(1,089,175)	(1,280,590)	10,007,710	—	244,703	—	334,818
Columbia Corporate Income Fund, Institutional 3 Class
	38,695,353	811,715	(3,971,646)	(3,469,987)	32,065,435	—	(298,835)	521,259	3,459,055
Columbia Disciplined Core Fund, Institutional 3 Class
	12,118,530	181,710	(1,095,052)	(1,175,092)	10,030,096	—	231,450	—	787,910
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,754,056	137,226	(363,830)	(508,904)	3,018,548	—	(58,896)	59,887	331,709
Columbia High Yield Bond Fund, Institutional 3 Class
	14,894,095	432,448	(2,167,961)	(952,109)	12,206,473	—	(159,388)	310,737	1,137,602
Columbia Overseas Core Fund, Institutional 3 Class
	12,342,898	505,661	(945,978)	(2,030,313)	9,872,268	145,114	202,324	—	1,110,491
Columbia Quality Income Fund, Institutional 3 Class
	32,258,977	572,814	(3,790,158)	(1,982,361)	27,059,272	—	(414,387)	326,428	1,348,917
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	12,129,509	728,195	(972,607)	(1,888,884)	9,996,213	470,069	339,958	24,077	619,344
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,827,412	50,910	(205,593)	(180,524)	1,492,205	—	75,987	—	61,943
Columbia Short-Term Cash Fund, 1.712%
	22,249,505	3,636,287	(3,802,097)	(5,057)	22,078,638	—	(1,546)	73,088	22,089,683
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,467,569	—	—	(259,018)	1,208,551	—	—	—	59,272
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	35,225,179	456,038	(4,502,748)	(2,115,931)	29,062,538	—	(174,139)	215,149	2,734,011
Total	249,598,803			(19,400,259)	210,163,215	615,183	(632,676)	1,980,830

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2022 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	42,607,043	—	—	42,607,043
Fixed Income Funds	145,477,534	—	—	145,477,534
Money Market Funds	22,078,638	—	—	22,078,638
Total Investments in Securities	210,163,215	—	—	210,163,215
Investments in Derivatives
Asset
Futures Contracts	54,617	—	—	54,617
Swap Contracts	—	169,751	—	169,751
Liability
Futures Contracts	(12,745)	—	—	(12,745)
Total	210,205,087	169,751	—	210,374,838
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	17

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 35.4%
	Shares	Value ($)
International 8.7%
Columbia Overseas Core Fund, Institutional 3 Class(a)	4,184,058	37,196,277
U.S. Large Cap 24.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,168,250	34,918,999
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,749,042	34,995,303
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	2,166,968	34,974,869
Total		104,889,171
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	194,843	4,693,759
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	188,231	3,838,034
Total		8,531,793
Total Equity Funds (Cost $157,071,494)		150,617,241

Fixed Income Funds 59.7%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	772,315	7,028,068
High Yield 6.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,673,488	28,686,525
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 51.3%
Columbia Bond Fund, Institutional 3 Class(a)	1,789,297	56,398,620
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,496,360	60,221,258
Columbia Quality Income Fund, Institutional 3 Class(a)	2,643,818	53,034,993
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,533,802	48,194,313
Total		217,849,184
Total Fixed Income Funds (Cost $286,232,048)		253,563,777

Money Market Funds 4.6%

Columbia Short-Term Cash Fund, 1.712%(a),(c)	19,598,163	19,588,364
Total Money Market Funds (Cost $19,593,099)		19,588,364
Total Investments in Securities (Cost: $462,896,641)		423,769,382
Other Assets & Liabilities, Net		1,208,480
Net Assets		424,977,862
At July 31, 2022, securities and/or cash totaling $1,387,812 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	11	09/2022	USD	1,073,655	18,864	—
MSCI Emerging Markets Index	34	09/2022	USD	1,697,450	—	(52,872)
Russell 2000 Index E-mini	3	09/2022	USD	282,795	5,168	—
Russell 2000 Index E-mini	26	09/2022	USD	2,450,890	—	(991)
S&P 500 Index E-mini	7	09/2022	USD	1,446,725	116,235	—
Total					140,267	(53,863)

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 37	Morgan Stanley	06/20/2027	1.000	Quarterly	USD	8,460,000	326,473	—	—	326,473	—
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	9,930,690	51,272	—	—	51,272	—
Total							377,745	—	—	377,745	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	66,690,504	720,793	(6,181,678)	(4,830,999)	56,398,620	—	(750,659)	602,941	1,789,297
Columbia Contrarian Core Fund, Institutional 3 Class
	41,450,060	292,196	(2,445,414)	(4,377,843)	34,918,999	—	769,437	—	1,168,250
Columbia Corporate Income Fund, Institutional 3 Class
	70,918,440	1,067,999	(5,126,447)	(6,638,734)	60,221,258	—	(346,032)	973,029	6,496,360
Columbia Disciplined Core Fund, Institutional 3 Class
	41,213,855	308,145	(2,478,916)	(4,047,781)	34,995,303	—	789,992	—	2,749,042
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,325,021	209,451	(285,633)	(1,220,771)	7,028,068	—	(54,048)	135,343	772,315
Columbia High Yield Bond Fund, Institutional 3 Class
	33,562,603	722,109	(3,304,175)	(2,294,012)	28,686,525	—	(276,498)	716,278	2,673,488
Columbia Overseas Core Fund, Institutional 3 Class
	44,746,601	1,205,125	(2,046,638)	(6,708,811)	37,196,277	538,244	(8,029)	—	4,184,058
Columbia Quality Income Fund, Institutional 3 Class
	62,532,334	774,969	(6,303,214)	(3,969,096)	53,034,993	—	(741,954)	641,187	2,643,818
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	41,190,761	1,990,308	(1,980,004)	(6,226,196)	34,974,869	1,643,879	799,358	84,199	2,166,968
Columbia Select Small Cap Value Fund, Institutional 3 Class
	5,498,174	62,580	(392,567)	(474,428)	4,693,759	—	134,252	—	194,843
Columbia Short-Term Cash Fund, 1.712%
	20,253,674	8,850,819	(9,513,472)	(2,657)	19,588,364	—	(3,211)	64,967	19,598,163
Columbia Small Cap Growth Fund, Institutional 3 Class
	4,660,604	—	—	(822,570)	3,838,034	—	—	—	188,231
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	57,453,338	412,174	(6,173,145)	(3,498,054)	48,194,313	—	(271,295)	356,318	4,533,802
Total	498,495,969			(45,111,952)	423,769,382	2,182,123	41,313	3,574,262

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2022 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	150,617,241	—	—	150,617,241
Fixed Income Funds	253,563,777	—	—	253,563,777
Money Market Funds	19,588,364	—	—	19,588,364
Total Investments in Securities	423,769,382	—	—	423,769,382
Investments in Derivatives
Asset
Futures Contracts	140,267	—	—	140,267
Swap Contracts	—	377,745	—	377,745
Liability
Futures Contracts	(53,863)	—	—	(53,863)
Total	423,855,786	377,745	—	424,233,531
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	469,080	9,982,034
Total Alternative Strategies Funds (Cost $9,755,588)		9,982,034

Equity Funds 50.4%

International 12.6%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,821,386	22,239,124
Columbia Overseas Core Fund, Institutional 3 Class(a)	15,480,021	137,617,383
Total		159,856,507
U.S. Large Cap 35.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,786,129	113,167,393
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,066,694	105,422,086
Columbia Large Cap Value Fund, Institutional 3 Class(a)	7,189,516	115,176,044
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	7,024,648	113,377,816
Total		447,143,339
U.S. Small Cap 2.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	814,011	19,609,524
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	726,224	14,807,708
Total		34,417,232
Total Equity Funds (Cost $661,622,675)		641,417,078

Fixed Income Funds 46.4%
	Shares	Value ($)
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,502,072	22,768,858
High Yield 10.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	12,004,908	128,812,658
Investment Grade 34.5%
Columbia Bond Fund, Institutional 3 Class(a)	4,174,021	131,565,157
Columbia Corporate Income Fund, Institutional 3 Class(a)	14,381,266	133,314,333
Columbia Quality Income Fund, Institutional 3 Class(a)	5,775,390	115,854,326
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,380,236	57,191,910
Total		437,925,726
Total Fixed Income Funds (Cost $672,629,523)		589,507,242

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 1.712%(a),(c)	23,685,933	23,674,090
Total Money Market Funds (Cost $23,673,881)		23,674,090
Total Investments in Securities (Cost: $1,367,681,667)		1,264,580,444
Other Assets & Liabilities, Net		6,662,024
Net Assets		1,271,242,468
At July 31, 2022, securities and/or cash totaling $7,022,643 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	149	09/2022	GBP	10,992,475	197,256	—
MSCI EAFE Index	20	09/2022	USD	1,952,100	34,299	—
MSCI Emerging Markets Index	174	09/2022	USD	8,686,950	—	(270,580)
Russell 2000 Index E-mini	12	09/2022	USD	1,131,180	20,670	—
Russell 2000 Index E-mini	71	09/2022	USD	6,692,815	—	(2,706)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	19	09/2022	USD	3,926,825	110,248	—
U.S. Treasury 10-Year Note	417	09/2022	USD	50,515,641	803,845	—
Total					1,166,318	(273,286)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(91)	09/2022	JPY	(1,763,125,000)	55,564	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 37	Morgan Stanley	06/20/2027	1.000	Quarterly	USD	27,894,000	1,076,434	—	—	1,076,434	—
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	36,597,330	188,878	—	—	188,878	—
Total							1,265,312	—	—	1,265,312	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	157,217,274	1,501,565	(15,929,239)	(11,224,443)	131,565,157	—	(2,023,764)	1,422,076	4,174,021
Columbia Commodity Strategy Fund, Institutional 3 Class
	8,668,609	—	—	1,313,425	9,982,034	—	—	—	469,080
Columbia Contrarian Core Fund, Institutional 3 Class
	135,676,424	56	(7,434,550)	(15,074,537)	113,167,393	—	3,211,160	—	3,786,129
Columbia Corporate Income Fund, Institutional 3 Class
	159,319,055	2,186,701	(13,648,575)	(14,542,848)	133,314,333	—	(1,123,718)	2,161,983	14,381,266
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	27,325,225	496,924	(1,023,959)	(4,029,332)	22,768,858	—	(175,974)	443,032	2,502,072
Columbia Emerging Markets Fund, Institutional 3 Class
	29,738,791	287,709	(1)	(7,787,375)	22,239,124	—	—	—	1,821,386
Columbia High Yield Bond Fund, Institutional 3 Class
	152,528,124	3,263,300	(16,730,094)	(10,248,672)	128,812,658	—	(1,547,204)	3,250,600	12,004,908
Columbia Large Cap Growth Fund, Institutional 3 Class
	122,223,521	6,374,144	(5,653,582)	(17,521,997)	105,422,086	—	260,255	—	2,066,694
Columbia Large Cap Value Fund, Institutional 3 Class
	148,561,330	1,011,674	(22,946,836)	(11,450,124)	115,176,044	—	3,105,419	1,011,592	7,189,516
Columbia Overseas Core Fund, Institutional 3 Class
	167,045,756	2,128,923	(6,068,410)	(25,488,886)	137,617,383	2,023,335	21,517	—	15,480,021
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Quality Income Fund, Institutional 3 Class
	137,338,040	1,490,634	(14,028,411)	(8,945,937)	115,854,326	—	(1,496,788)	1,410,676	5,775,390
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	134,891,209	5,636,629	(6,292,109)	(20,857,913)	113,377,816	5,361,946	3,049,900	274,639	7,024,648
Columbia Select Small Cap Value Fund, Institutional 3 Class
	22,686,536	7,253	(1,212,602)	(1,871,663)	19,609,524	—	426,921	—	814,011
Columbia Short-Term Cash Fund, 1.712%
	31,256,942	38,753,505	(46,339,212)	2,855	23,674,090	—	(10,907)	78,945	23,685,933
Columbia Small Cap Growth Fund, Institutional 3 Class
	17,981,306	—	—	(3,173,598)	14,807,708	—	—	—	726,224
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	68,846,996	451,001	(7,691,165)	(4,414,922)	57,191,910	—	(144,449)	428,021	5,380,236
Total	1,521,305,138			(155,315,967)	1,264,580,444	7,385,281	3,552,368	10,481,564

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2022 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	9,982,034	—	—	9,982,034
Equity Funds	641,417,078	—	—	641,417,078
Fixed Income Funds	589,507,242	—	—	589,507,242
Money Market Funds	23,674,090	—	—	23,674,090
Total Investments in Securities	1,264,580,444	—	—	1,264,580,444
Investments in Derivatives
Asset
Futures Contracts	1,221,882	—	—	1,221,882
Swap Contracts	—	1,265,312	—	1,265,312
Liability
Futures Contracts	(273,286)	—	—	(273,286)
Total	1,265,529,040	1,265,312	—	1,266,794,352
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	966,828	20,574,096
Total Alternative Strategies Funds (Cost $20,107,365)		20,574,096

Equity Funds 65.2%

International 14.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,664,757	56,956,689
Columbia Overseas Core Fund, Institutional 3 Class(a)	24,274,020	215,796,036
Total		272,752,725
U.S. Large Cap 46.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	7,251,288	216,741,011
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,956,284	201,810,046
Columbia Large Cap Value Fund, Institutional 3 Class(a)	13,859,843	222,034,678
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	13,422,893	216,645,498
Total		857,231,233
U.S. Small Cap 3.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,495,960	36,037,657
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,253,961	25,568,267
Total		61,605,924
Total Equity Funds (Cost $1,226,794,352)		1,191,589,882

Fixed Income Funds 31.8%
	Shares	Value ($)
High Yield 8.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,924,597	160,140,923
Investment Grade 23.0%
Columbia Bond Fund, Institutional 3 Class(a)	2,962,339	93,372,920
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,942,232	147,784,495
Columbia Quality Income Fund, Institutional 3 Class(a)	6,187,296	124,117,160
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,271,620	56,037,321
Total		421,311,896
Total Fixed Income Funds (Cost $653,890,587)		581,452,819

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 1.712%(a),(c)	25,586,589	25,573,796
Total Money Market Funds (Cost $25,574,020)		25,573,796
Total Investments in Securities (Cost: $1,926,366,324)		1,819,190,593
Other Assets & Liabilities, Net		9,605,942
Net Assets		1,828,796,535
At July 31, 2022, securities and/or cash totaling $9,434,770 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	316	09/2022	GBP	23,312,900	418,341	—
MSCI EAFE Index	19	09/2022	USD	1,854,495	32,584	—
MSCI Emerging Markets Index	532	09/2022	USD	26,560,100	—	(827,292)
Russell 2000 Index E-mini	56	09/2022	USD	5,278,840	96,461	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	120	09/2022	USD	11,311,800	—	(4,573)
U.S. Treasury 10-Year Note	622	09/2022	USD	75,349,469	1,199,021	—
Total					1,746,407	(831,865)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(194)	09/2022	JPY	(3,758,750,000)	118,456	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	44,052,030	227,352	—	—	227,352	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	108,318,739	990,416	(7,818,697)	(8,117,538)	93,372,920	—	(946,957)	990,415	2,962,339
Columbia Commodity Strategy Fund, Institutional 3 Class
	17,866,978	—	—	2,707,118	20,574,096	—	—	—	966,828
Columbia Contrarian Core Fund, Institutional 3 Class
	255,056,617	—	(10,447,768)	(27,867,838)	216,741,011	—	4,846,406	—	7,251,288
Columbia Corporate Income Fund, Institutional 3 Class
	169,674,190	2,347,929	(8,747,015)	(15,490,609)	147,784,495	—	(1,158,926)	2,347,904	15,942,232
Columbia Emerging Markets Fund, Institutional 3 Class
	76,518,773	388,968	—	(19,951,052)	56,956,689	—	—	—	4,664,757
Columbia High Yield Bond Fund, Institutional 3 Class
	184,676,314	3,980,201	(15,603,517)	(12,912,075)	160,140,923	—	(1,452,216)	3,968,925	14,924,597
Columbia Large Cap Growth Fund, Institutional 3 Class
	223,071,326	13,599,919	(2,759,052)	(32,102,147)	201,810,046	—	(148,686)	—	3,956,284
Columbia Large Cap Value Fund, Institutional 3 Class
	279,874,489	1,934,260	(38,678,722)	(21,095,349)	222,034,678	—	4,614,163	1,934,130	13,859,843
Columbia Overseas Core Fund, Institutional 3 Class
	257,719,925	3,190,120	(5,549,548)	(39,564,461)	215,796,036	3,173,189	(58,903)	—	24,274,020
Columbia Quality Income Fund, Institutional 3 Class
	142,393,724	1,481,154	(9,898,751)	(9,858,967)	124,117,160	—	(891,855)	1,481,153	6,187,296
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	252,813,405	10,763,684	(10,255,224)	(36,676,367)	216,645,498	10,239,231	2,550,931	524,453	13,422,893
Columbia Select Small Cap Value Fund, Institutional 3 Class
	40,949,464	741	(1,679,270)	(3,233,278)	36,037,657	—	578,075	—	1,495,960
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 1.712%
	37,207,111	60,743,073	(72,379,081)	2,693	25,573,796	—	(12,466)	87,004	25,586,589
Columbia Small Cap Growth Fund, Institutional 3 Class
	31,048,077	—	—	(5,479,810)	25,568,267	—	—	—	1,253,961
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	65,188,840	410,757	(5,965,089)	(3,597,187)	56,037,321	—	(686,161)	410,757	5,271,620
Total	2,142,377,972			(233,236,867)	1,819,190,593	13,412,420	7,233,405	11,744,741

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	20,574,096	—	—	20,574,096
Equity Funds	1,191,589,882	—	—	1,191,589,882
Fixed Income Funds	581,452,819	—	—	581,452,819
Money Market Funds	25,573,796	—	—	25,573,796
Total Investments in Securities	1,819,190,593	—	—	1,819,190,593
Investments in Derivatives
Asset
Futures Contracts	1,864,863	—	—	1,864,863
Swap Contracts	—	227,352	—	227,352
Liability
Futures Contracts	(831,865)	—	—	(831,865)
Total	1,820,223,591	227,352	—	1,820,450,943
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	895,529	19,056,848
Total Alternative Strategies Funds (Cost $18,624,536)		19,056,848

Equity Funds 76.8%

International 18.6%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	5,118,671	62,498,978
Columbia Overseas Core Fund, Institutional 3 Class(a)	20,002,177	177,819,353
Total		240,318,331
U.S. Large Cap 54.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,945,455	177,709,639
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,277,928	167,207,108
Columbia Large Cap Value Fund, Institutional 3 Class(a)	11,294,525	180,938,283
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	11,006,726	177,648,565
Total		703,503,595
U.S. Small Cap 3.9%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,251,055	30,137,911
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,022,770	20,854,282
Total		50,992,193
Total Equity Funds (Cost $983,409,410)		994,814,119

Fixed Income Funds 19.4%
	Shares	Value ($)
High Yield 7.2%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,693,552	93,281,815
Investment Grade 12.2%
Columbia Bond Fund, Institutional 3 Class(a)	5,029,261	158,522,308
Total Fixed Income Funds (Cost $281,977,930)		251,804,123

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 1.712%(a),(c)	20,069,059	20,059,025
Total Money Market Funds (Cost $20,059,449)		20,059,025
Total Investments in Securities (Cost: $1,304,071,325)		1,285,734,115
Other Assets & Liabilities, Net		10,368,402
Net Assets		1,296,102,517
At July 31, 2022, securities and/or cash totaling $9,550,284 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	301	09/2022	GBP	22,206,275	398,483	—
MSCI EAFE Index	28	09/2022	USD	2,732,940	48,018	—
MSCI Emerging Markets Index	482	09/2022	USD	24,063,850	—	(749,539)
Russell 2000 Index E-mini	70	09/2022	USD	6,598,550	120,576	—
Russell 2000 Index E-mini	112	09/2022	USD	10,557,680	—	(4,268)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	194	09/2022	USD	40,094,950	1,125,689	—
U.S. Treasury 10-Year Note	186	09/2022	USD	22,532,156	358,550	—
Total					2,051,316	(753,807)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(185)	09/2022	JPY	(3,584,375,000)	112,960	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	29,443,590	152,018	—	—	152,018	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	180,302,915	1,719,734	(9,597,220)	(13,903,121)	158,522,308	—	(1,223,018)	1,667,217	5,029,261
Columbia Commodity Strategy Fund, Institutional 3 Class
	16,549,368	—	—	2,507,480	19,056,848	—	—	—	895,529
Columbia Contrarian Core Fund, Institutional 3 Class
	206,957,783	450	(8,137,002)	(21,111,592)	177,709,639	—	2,149,690	—	5,945,455
Columbia Emerging Markets Fund, Institutional 3 Class
	81,874,238	2,071,291	—	(21,446,551)	62,498,978	—	—	—	5,118,671
Columbia High Yield Bond Fund, Institutional 3 Class
	104,287,561	2,295,855	(5,255,573)	(8,046,028)	93,281,815	—	(164,755)	2,292,615	8,693,552
Columbia Large Cap Growth Fund, Institutional 3 Class
	183,857,511	11,811,430	(1,795,902)	(26,665,931)	167,207,108	—	(3,165)	—	3,277,928
Columbia Large Cap Value Fund, Institutional 3 Class
	220,426,356	1,578,665	(20,866,148)	(20,200,590)	180,938,283	—	6,877,409	1,562,951	11,294,525
Columbia Overseas Core Fund, Institutional 3 Class
	211,088,543	2,709,172	(3,420,276)	(32,558,086)	177,819,353	2,613,816	(76,211)	—	20,002,177
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	205,909,972	8,843,831	(5,954,630)	(31,150,608)	177,648,565	8,410,995	3,036,358	430,811	11,006,726
Columbia Select Small Cap Value Fund, Institutional 3 Class
	33,604,630	1,712	(815,788)	(2,652,643)	30,137,911	—	424,798	—	1,251,055
Columbia Short-Term Cash Fund, 1.712%
	31,446,018	72,846,767	(84,234,611)	851	20,059,025	—	(8,950)	68,379	20,069,059
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Small Cap Growth Fund, Institutional 3 Class
	25,323,787	—	—	(4,469,505)	20,854,282	—	—	—	1,022,770
Total	1,501,628,682			(179,696,324)	1,285,734,115	11,024,811	11,012,156	6,021,973

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	19,056,848	—	—	19,056,848
Equity Funds	994,814,119	—	—	994,814,119
Fixed Income Funds	251,804,123	—	—	251,804,123
Money Market Funds	20,059,025	—	—	20,059,025
Total Investments in Securities	1,285,734,115	—	—	1,285,734,115
Investments in Derivatives
Asset
Futures Contracts	2,164,276	—	—	2,164,276
Swap Contracts	—	152,018	—	152,018
Liability
Futures Contracts	(753,807)	—	—	(753,807)
Total	1,287,144,584	152,018	—	1,287,296,602
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Statement of Assets and Liabilities
July 31, 2022 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $230,588,505, $462,896,641, $1,367,681,667, respectively)	$210,163,215	$423,769,382	$1,264,580,444
Margin deposits on:
Futures contracts	127,440	351,165	3,369,506
Swap contracts	453,694	1,036,647	3,653,137
Receivable for:
Investments sold	—	529,178	657,027
Capital shares sold	203,982	92,062	254,307
Dividends	353,555	611,370	1,550,593
Foreign tax reclaims	15,264	23,651	13,562
Variation margin for futures contracts	30,415	73,670	464,857
Prepaid expenses	9,050	10,931	18,003
Other assets	28,234	3,556	24,445
Total assets	211,384,849	426,501,612	1,274,585,881
Liabilities
Payable for:
Investments purchased	348,559	588,040	1,523,293
Capital shares purchased	148,506	748,748	1,340,524
Variation margin for futures contracts	2,262	9,213	44,234
Variation margin for swap contracts	27,908	63,029	217,325
Management services fees	460	552	1,167
Distribution and/or service fees	1,569	3,332	9,817
Transfer agent fees	14,797	26,362	73,519
Compensation of board members	87,507	64,450	94,488
Compensation of chief compliance officer	19	40	120
Other expenses	18,000	19,984	38,926
Total liabilities	649,587	1,523,750	3,343,413
Net assets applicable to outstanding capital stock	$210,735,262	$424,977,862	$1,271,242,468
Represented by
Paid in capital	231,681,113	462,646,957	1,367,776,418
Total distributable earnings (loss)	(20,945,851)	(37,669,095)	(96,533,950)
Total - representing net assets applicable to outstanding capital stock	$210,735,262	$424,977,862	$1,271,242,468
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	33

Statement of Assets and Liabilities  (continued)
July 31, 2022 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$169,607,229	$366,823,656	$1,116,863,740
Shares outstanding	18,740,821	38,809,095	115,509,413
Net asset value per share	$9.05	$9.45	$9.67
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.50	$10.03	$10.26
Advisor Class
Net assets	$5,118,632	$3,499,829	$3,650,924
Shares outstanding	570,291	374,766	384,634
Net asset value per share	$8.98	$9.34	$9.49
Class C
Net assets	$14,720,272	$29,707,087	$79,283,016
Shares outstanding	1,637,271	3,200,920	8,291,813
Net asset value per share	$8.99	$9.28	$9.56
Institutional Class
Net assets	$11,796,063	$13,381,731	$32,222,655
Shares outstanding	1,304,350	1,443,052	3,338,063
Net asset value per share	$9.04	$9.27	$9.65
Institutional 2 Class
Net assets	$479,307	$2,762,730	$2,738,159
Shares outstanding	53,407	296,112	288,516
Net asset value per share	$8.97	$9.33	$9.49
Institutional 3 Class
Net assets	$8,214,162	$7,159,061	$32,136,914
Shares outstanding	916,872	781,309	3,383,751
Net asset value per share	$8.96	$9.16	$9.50
Class R
Net assets	$799,597	$1,643,768	$4,347,060
Shares outstanding	88,420	173,511	451,285
Net asset value per share	$9.04	$9.47	$9.63
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
July 31, 2022 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,926,366,324, $1,304,071,325, respectively)	$1,819,190,593	$1,285,734,115
Foreign currency (cost $900, $—, respectively)	888	—
Margin deposits on:
Futures contracts	6,675,254	7,705,873
Swap contracts	2,759,516	1,844,411
Receivable for:
Investments sold	788,733	36,013
Capital shares sold	547,677	525,760
Dividends	1,657,525	742,463
Foreign tax reclaims	10,142	20,102
Variation margin for futures contracts	767,308	1,269,076
Prepaid expenses	22,175	17,551
Other assets	9,221	26,159
Total assets	1,832,429,032	1,297,921,523
Liabilities
Due to custodian	433	—
Payable for:
Investments purchased	1,629,324	721,976
Capital shares purchased	1,341,161	639,238
Variation margin for futures contracts	130,656	118,524
Variation margin for swap contracts	108,682	72,641
Management services fees	1,526	1,146
Distribution and/or service fees	13,080	9,321
Transfer agent fees	148,510	105,957
Compensation of board members	215,721	115,631
Compensation of chief compliance officer	169	119
Other expenses	43,235	34,453
Total liabilities	3,632,497	1,819,006
Net assets applicable to outstanding capital stock	$1,828,796,535	$1,296,102,517
Represented by
Paid in capital	1,924,928,659	1,300,452,313
Total distributable earnings (loss)	(96,132,124)	(4,349,796)
Total - representing net assets applicable to outstanding capital stock	$1,828,796,535	$1,296,102,517
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	35

Statement of Assets and Liabilities  (continued)
July 31, 2022 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,481,458,589	$1,086,599,119
Shares outstanding	141,123,116	97,034,971
Net asset value per share	$10.50	$11.20
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.14	$11.88
Advisor Class
Net assets	$33,010,873	$12,167,306
Shares outstanding	3,104,083	1,117,664
Net asset value per share	$10.63	$10.89
Class C
Net assets	$84,260,300	$66,679,581
Shares outstanding	8,001,282	6,193,969
Net asset value per share	$10.53	$10.77
Institutional Class
Net assets	$90,952,291	$38,062,168
Shares outstanding	8,689,286	3,415,890
Net asset value per share	$10.47	$11.14
Institutional 2 Class
Net assets	$5,712,780	$5,951,197
Shares outstanding	537,910	547,093
Net asset value per share	$10.62	$10.88
Institutional 3 Class
Net assets	$44,605,795	$75,735,219
Shares outstanding	4,349,343	6,967,139
Net asset value per share	$10.26	$10.87
Class R
Net assets	$16,802,006	$10,907,927
Shares outstanding	1,601,954	986,940
Net asset value per share	$10.49	$11.05
Class V
Net assets	$71,993,901	$—
Shares outstanding	6,856,967	—
Net asset value per share	$10.50	$—
Maximum sales charge	5.75%	—
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$11.14	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Statement of Operations
Six Months Ended July 31, 2022 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$1,980,830	$3,574,262	$10,481,564
Other Income	424	907	3,359
Foreign taxes withheld	—	(282)	—
Total income	1,981,254	3,574,887	10,484,923
Expenses:
Management services fees	82,763	100,118	217,140
Distribution and/or service fees
Class A	219,192	471,980	1,446,019
Class C	79,313	161,806	423,749
Class R	1,989	4,001	10,964
Transfer agent fees
Class A	77,401	147,659	422,413
Advisor Class	2,671	1,614	1,749
Class C	6,998	12,638	30,916
Institutional Class	5,238	5,593	15,982
Institutional 2 Class	331	1,133	1,067
Institutional 3 Class	748	665	1,973
Class R	351	627	1,602
Compensation of board members	(9,241)	(2,657)	(3,676)
Custodian fees	9,560	8,513	11,539
Printing and postage fees	11,778	16,255	39,030
Registration fees	53,561	50,540	72,355
Audit fees	19,586	15,368	19,585
Legal fees	6,313	7,488	12,237
Interest on collateral	1,127	2,492	11,672
Compensation of chief compliance officer	18	37	113
Other	6,619	7,937	12,978
Total expenses	576,316	1,013,807	2,749,407
Net investment income	1,404,938	2,561,080	7,735,516
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	—	—	108
Investments — affiliated issuers	(632,676)	41,313	3,552,368
Capital gain distributions from underlying affiliated funds	615,183	2,182,123	7,385,281
Foreign currency translations	(12)	(155)	(170,238)
Futures contracts	(78,384)	(400,613)	(6,374,667)
Swap contracts	(77,820)	(173,508)	(583,313)
Net realized gain (loss)	(173,709)	1,649,160	3,809,539
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(19,400,259)	(45,111,952)	(155,315,967)
Foreign currency translations	(1,170)	(1,832)	(1,037)
Futures contracts	(2,125)	(18,863)	1,626,854
Swap contracts	169,751	377,745	1,265,312
Net change in unrealized appreciation (depreciation)	(19,233,803)	(44,754,902)	(152,424,838)
Net realized and unrealized loss	(19,407,512)	(43,105,742)	(148,615,299)
Net decrease in net assets resulting from operations	$(18,002,574)	$(40,544,662)	$(140,879,783)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	37

Statement of Operations  (continued)
Six Months Ended July 31, 2022 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$11,744,741	$6,021,973
Other Income	15,377	1,457
Foreign taxes withheld	(339)	(783)
Total income	11,759,779	6,022,647
Expenses:
Management services fees	286,715	219,849
Distribution and/or service fees
Class A	1,907,702	1,398,893
Class C	446,280	349,652
Class R	43,080	28,457
Class V	92,427	—
Transfer agent fees
Class A	704,989	473,837
Advisor Class	6,364	4,437
Class C	41,227	29,618
Institutional Class	43,681	16,930
Institutional 2 Class	1,960	1,897
Institutional 3 Class	2,183	2,798
Class R	7,960	4,820
Class V	34,158	—
Compensation of board members	(27,062)	(8,137)
Custodian fees	11,959	11,625
Printing and postage fees	51,013	37,353
Registration fees	70,671	70,485
Audit fees	19,586	20,775
Legal fees	15,136	12,192
Interest on collateral	12,402	11,175
Compensation of chief compliance officer	160	113
Other	16,332	12,765
Total expenses	3,788,923	2,699,534
Net investment income	7,970,856	3,323,113
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	214	43
Investments — affiliated issuers	7,233,405	11,012,156
Capital gain distributions from underlying affiliated funds	13,412,420	11,024,811
Foreign currency translations	(357,831)	(340,944)
Futures contracts	(10,252,840)	(11,636,442)
Swap contracts	(129,095)	(86,344)
Net realized gain	9,906,273	9,973,280
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(233,236,867)	(179,696,324)
Foreign currency translations	(790)	(554)
Futures contracts	2,370,521	2,803,938
Swap contracts	227,352	152,018
Net change in unrealized appreciation (depreciation)	(230,639,784)	(176,740,922)
Net realized and unrealized loss	(220,733,511)	(166,767,642)
Net decrease in net assets resulting from operations	$(212,762,655)	$(163,444,529)
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Operations
Net investment income	$1,404,938	$3,113,620	$2,561,080	$7,292,312
Net realized gain (loss)	(173,709)	11,069,779	1,649,160	34,856,684
Net change in unrealized appreciation (depreciation)	(19,233,803)	(10,500,616)	(44,754,902)	(18,750,462)
Net increase (decrease) in net assets resulting from operations	(18,002,574)	3,682,783	(40,544,662)	23,398,534
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,328,407)	(13,253,511)	(15,791,235)	(40,059,802)
Advisor Class	(171,373)	(484,253)	(165,071)	(475,986)
Class C	(408,144)	(1,103,355)	(1,206,476)	(3,458,805)
Institutional Class	(388,096)	(789,960)	(611,845)	(1,579,048)
Institutional 2 Class	(19,840)	(99,065)	(133,429)	(512,138)
Institutional 3 Class	(272,027)	(218,399)	(325,588)	(728,213)
Class R	(24,049)	(20,140)	(67,118)	(149,003)
Total distributions to shareholders	(6,611,936)	(15,968,683)	(18,300,762)	(46,962,995)
Increase (decrease) in net assets from capital stock activity	(14,463,935)	16,285,368	(15,525,458)	(10,077)
Total increase (decrease) in net assets	(39,078,445)	3,999,468	(74,370,882)	(23,574,538)
Net assets at beginning of period	249,813,707	245,814,239	499,348,744	522,923,282
Net assets at end of period	$210,735,262	$249,813,707	$424,977,862	$499,348,744
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	39

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Operations
Net investment income	$7,735,516	$24,014,161	$7,970,856	$29,609,803
Net realized gain	3,809,539	116,782,742	9,906,273	197,333,364
Net change in unrealized appreciation (depreciation)	(152,424,838)	(44,475,070)	(230,639,784)	(40,478,197)
Net increase (decrease) in net assets resulting from operations	(140,879,783)	96,321,833	(212,762,655)	186,464,970
Distributions to shareholders
Net investment income and net realized gains
Class A	(49,226,716)	(167,510,992)	(69,778,544)	(256,064,075)
Advisor Class	(91,798)	(525,817)	(523,807)	(1,429,526)
Class C	(3,223,463)	(12,476,433)	(3,694,496)	(15,241,182)
Institutional Class	(1,588,349)	(7,457,757)	(4,447,036)	(16,591,628)
Institutional 2 Class	(128,723)	(767,410)	(291,440)	(1,602,549)
Institutional 3 Class	(1,579,835)	(1,463,115)	(3,283,884)	(2,686,376)
Class R	(183,388)	(355,674)	(775,905)	(778,759)
Class V	—	—	(3,388,749)	(12,730,273)
Total distributions to shareholders	(56,022,272)	(190,557,198)	(86,183,861)	(307,124,368)
Increase (decrease) in net assets from capital stock activity	(57,246,077)	123,959,582	(20,174,528)	231,122,535
Total increase (decrease) in net assets	(254,148,132)	29,724,217	(319,121,044)	110,463,137
Net assets at beginning of period	1,525,390,600	1,495,666,383	2,147,917,579	2,037,454,442
Net assets at end of period	$1,271,242,468	$1,525,390,600	$1,828,796,535	$2,147,917,579
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Operations
Net investment income	$3,323,113	$18,311,407
Net realized gain	9,973,280	153,127,493
Net change in unrealized appreciation (depreciation)	(176,740,922)	(4,090,312)
Net increase (decrease) in net assets resulting from operations	(163,444,529)	167,348,588
Distributions to shareholders
Net investment income and net realized gains
Class A	(57,633,062)	(162,520,817)
Advisor Class	(503,534)	(1,143,944)
Class C	(3,639,222)	(10,637,062)
Institutional Class	(2,090,249)	(5,638,317)
Institutional 2 Class	(325,976)	(1,157,036)
Institutional 3 Class	(4,302,163)	(1,794,287)
Class R	(599,999)	(390,264)
Total distributions to shareholders	(69,094,205)	(183,281,727)
Increase in net assets from capital stock activity	18,988,826	150,076,939
Total increase (decrease) in net assets	(213,549,908)	134,143,800
Net assets at beginning of period	1,509,652,425	1,375,508,625
Net assets at end of period	$1,296,102,517	$1,509,652,425
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	41

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2022 (Unaudited)		January 31, 2022		July 31, 2022 (Unaudited)		January 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	664,690	6,207,732	2,232,366	23,567,592	1,226,694	11,973,131	3,007,685	34,528,637
Fund reorganization	—	—	297,235	2,995,708	—	—	—	—
Distributions reinvested	581,369	5,112,180	1,215,792	12,711,819	1,612,410	14,692,096	3,328,875	37,332,056
Redemptions	(2,234,820)	(21,032,899)	(3,165,755)	(33,517,966)	(3,539,824)	(35,040,099)	(6,118,437)	(69,994,165)
Net increase (decrease)	(988,761)	(9,712,987)	579,638	5,757,153	(700,720)	(8,374,872)	218,123	1,866,528
Advisor Class
Subscriptions	106,522	989,392	179,447	1,893,018	11,778	116,945	60,681	688,219
Fund reorganization	—	—	179,665	1,796,375	—	—	—	—
Distributions reinvested	9,429	82,674	28,132	292,038	18,218	164,553	42,077	466,430
Redemptions	(399,240)	(3,798,472)	(230,833)	(2,436,467)	(114,131)	(1,089,856)	(140,467)	(1,604,449)
Net increase (decrease)	(283,289)	(2,726,406)	156,411	1,544,964	(84,135)	(808,358)	(37,709)	(449,800)
Class C
Subscriptions	93,214	869,848	562,963	5,933,815	266,253	2,629,140	660,196	7,460,882
Distributions reinvested	46,841	406,782	105,798	1,099,109	133,639	1,189,652	309,014	3,408,484
Redemptions	(337,094)	(3,126,399)	(658,014)	(6,955,767)	(776,333)	(7,575,536)	(1,451,058)	(16,392,649)
Net increase (decrease)	(197,039)	(1,849,769)	10,747	77,157	(376,441)	(3,756,744)	(481,848)	(5,523,283)
Institutional Class
Subscriptions	351,487	3,355,254	542,184	5,749,562	395,310	3,887,495	726,944	8,162,976
Distributions reinvested	36,961	325,200	61,812	645,546	61,748	553,051	126,060	1,388,670
Redemptions	(250,930)	(2,336,660)	(433,795)	(4,603,417)	(608,371)	(5,975,205)	(761,101)	(8,570,456)
Net increase (decrease)	137,518	1,343,794	170,201	1,791,691	(151,313)	(1,534,659)	91,903	981,190
Institutional 2 Class
Subscriptions	3,215	31,104	56,049	593,679	21,217	216,907	227,641	2,622,194
Distributions reinvested	2,249	19,768	9,531	98,891	14,634	132,432	45,980	509,670
Redemptions	(92,454)	(854,883)	(66,286)	(698,931)	(214,911)	(2,123,086)	(129,001)	(1,448,107)
Net increase (decrease)	(86,990)	(804,011)	(706)	(6,361)	(179,060)	(1,773,747)	144,620	1,683,757
Institutional 3 Class
Subscriptions	92,123	844,623	104,718	1,093,157	93,845	891,825	168,633	1,881,462
Fund reorganization	—	—	685,929	6,845,564	—	—	—	—
Distributions reinvested	30,608	267,197	21,068	218,225	36,445	322,418	66,073	719,823
Redemptions	(200,401)	(1,859,822)	(152,305)	(1,598,426)	(70,159)	(672,350)	(116,644)	(1,298,540)
Net increase (decrease)	(77,670)	(748,002)	659,410	6,558,520	60,131	541,893	118,062	1,302,745
Class R
Subscriptions	3,219	30,194	2,760	29,363	12,602	128,409	12,796	147,024
Fund reorganization	—	—	54,299	546,865	—	—	—	—
Distributions reinvested	2,723	23,858	1,887	19,707	7,360	67,117	13,255	148,989
Redemptions	(2,314)	(20,606)	(3,216)	(33,691)	(1,474)	(14,497)	(14,646)	(167,227)
Net increase	3,628	33,446	55,730	562,244	18,488	181,029	11,405	128,786
Total net increase (decrease)	(1,492,603)	(14,463,935)	1,631,431	16,285,368	(1,413,050)	(15,525,458)	64,556	(10,077)
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2022 (Unaudited)		January 31, 2022		July 31, 2022 (Unaudited)		January 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,014,952	31,257,529	7,816,072	93,330,331	3,493,488	38,301,179	7,778,710	103,531,131
Fund reorganization	—	—	200,663	2,225,038	—	—	2,554,159	30,968,982
Distributions reinvested	5,228,662	48,733,923	14,100,172	165,572,742	6,097,666	61,248,835	17,287,628	223,851,613
Redemptions	(9,883,312)	(100,923,823)	(16,134,938)	(194,827,635)	(8,766,837)	(97,583,702)	(16,940,083)	(226,888,132)
Net increase (decrease)	(1,639,698)	(20,932,371)	5,981,969	66,300,476	824,317	1,966,312	10,680,414	131,463,594
Advisor Class
Subscriptions	268,161	2,478,114	138,501	1,656,950	2,164,181	21,933,810	207,545	2,795,817
Fund reorganization	—	—	342,989	3,738,199	—	—	1,491,362	18,303,594
Distributions reinvested	7,606	72,665	39,790	459,149	30,889	315,298	61,746	809,138
Redemptions	(591,175)	(5,796,839)	(97,713)	(1,139,465)	(1,350,085)	(16,491,382)	(159,361)	(2,139,485)
Net increase (decrease)	(315,408)	(3,246,060)	423,567	4,714,833	844,985	5,757,726	1,601,292	19,769,064
Class C
Subscriptions	587,279	5,985,637	1,502,989	17,976,759	554,317	6,239,202	1,212,644	16,303,883
Distributions reinvested	349,421	3,198,700	1,063,303	12,360,931	364,812	3,655,418	1,162,076	15,091,297
Redemptions	(1,569,327)	(15,891,080)	(2,978,546)	(35,718,445)	(1,260,571)	(14,017,415)	(2,936,502)	(39,646,000)
Net decrease	(632,627)	(6,706,743)	(412,254)	(5,380,755)	(341,442)	(4,122,795)	(561,782)	(8,250,820)
Institutional Class
Subscriptions	841,665	8,700,477	4,055,987	49,210,618	876,977	9,831,590	1,899,273	25,391,352
Distributions reinvested	147,639	1,376,894	384,826	4,507,148	375,484	3,768,733	1,084,762	14,006,712
Redemptions	(3,223,238)	(33,604,232)	(2,096,458)	(25,261,557)	(1,302,528)	(14,506,633)	(2,426,546)	(32,418,603)
Net increase (decrease)	(2,233,934)	(23,526,861)	2,344,355	28,456,209	(50,067)	(906,310)	557,489	6,979,461
Institutional 2 Class
Subscriptions	41,264	427,880	140,328	1,689,284	85,314	978,003	149,277	2,043,649
Distributions reinvested	13,996	128,628	66,133	767,080	28,565	291,439	122,065	1,602,549
Redemptions	(108,878)	(1,050,898)	(437,942)	(5,133,077)	(235,114)	(2,605,370)	(460,907)	(6,110,910)
Net decrease	(53,618)	(494,390)	(231,481)	(2,676,713)	(121,235)	(1,335,928)	(189,565)	(2,464,712)
Institutional 3 Class
Subscriptions	316,548	3,213,226	700,013	8,082,449	338,141	3,639,056	740,308	9,370,293
Fund reorganization	—	—	2,248,744	24,513,734	—	—	4,770,984	56,579,455
Distributions reinvested	172,119	1,578,667	126,954	1,463,115	316,718	3,118,815	155,968	1,969,952
Redemptions	(727,853)	(7,185,874)	(336,557)	(3,960,873)	(2,876,661)	(28,900,817)	(221,560)	(2,762,269)
Net increase (decrease)	(239,186)	(2,393,981)	2,739,154	30,098,425	(2,221,802)	(22,142,946)	5,445,700	65,157,431
Class R
Subscriptions	10,029	101,669	67,034	808,224	31,775	356,199	39,596	529,674
Fund reorganization	—	—	339,108	3,746,480	—	—	1,222,717	14,812,100
Distributions reinvested	19,747	183,017	30,298	354,614	77,412	775,550	60,104	777,449
Redemptions	(21,961)	(230,357)	(216,402)	(2,462,211)	(85,104)	(929,161)	(152,287)	(1,930,292)
Net increase	7,815	54,329	220,038	2,447,107	24,083	202,588	1,170,130	14,188,931
Class V
Subscriptions	—	—	—	—	12,241	131,243	55,561	736,108
Distributions reinvested	—	—	—	—	289,157	2,907,236	835,606	10,820,062
Redemptions	—	—	—	—	(233,228)	(2,631,654)	(543,485)	(7,276,584)
Net increase	—	—	—	—	68,170	406,825	347,682	4,279,586
Total net increase (decrease)	(5,106,656)	(57,246,077)	11,065,348	123,959,582	(972,991)	(20,174,528)	19,051,360	231,122,535
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	43

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended		Year Ended
	July 31, 2022 (Unaudited)		January 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,534,369	30,031,039	5,238,500	75,291,495
Fund reorganization	—	—	1,313,971	17,212,284
Distributions reinvested	4,927,036	52,423,665	10,513,088	147,034,453
Redemptions	(5,428,771)	(65,385,257)	(12,100,255)	(174,553,976)
Net increase	2,032,634	17,069,447	4,965,304	64,984,256
Advisor Class
Subscriptions	445,222	4,747,681	238,792	3,320,823
Fund reorganization	—	—	356,035	4,536,068
Distributions reinvested	20,594	212,946	29,283	399,587
Redemptions	(355,822)	(4,251,586)	(237,619)	(3,324,649)
Net increase	109,994	709,041	386,491	4,931,829
Class C
Subscriptions	495,043	5,801,370	942,372	13,125,489
Distributions reinvested	352,983	3,611,010	779,189	10,548,626
Redemptions	(953,736)	(11,144,845)	(2,314,927)	(32,376,794)
Net decrease	(105,710)	(1,732,465)	(593,366)	(8,702,679)
Institutional Class
Subscriptions	838,086	10,203,264	1,857,034	26,637,568
Distributions reinvested	145,596	1,540,405	286,591	3,981,964
Redemptions	(871,684)	(10,421,001)	(1,734,180)	(24,956,498)
Net increase	111,998	1,322,668	409,445	5,663,034
Institutional 2 Class
Subscriptions	28,188	330,301	119,437	1,682,552
Distributions reinvested	31,544	325,853	84,801	1,156,665
Redemptions	(100,602)	(1,179,103)	(283,728)	(3,981,296)
Net decrease	(40,870)	(522,949)	(79,490)	(1,142,079)
Institutional 3 Class
Subscriptions	626,169	7,235,102	648,710	8,774,954
Fund reorganization	—	—	5,670,835	72,133,132
Distributions reinvested	412,926	4,261,399	129,237	1,753,627
Redemptions	(847,097)	(9,552,538)	(614,877)	(8,302,628)
Net increase	191,998	1,943,963	5,833,905	74,359,085
Class R
Subscriptions	32,155	380,388	23,844	338,103
Fund reorganization	—	—	1,993,210	25,816,676
Distributions reinvested	57,013	598,635	27,962	386,634
Redemptions	(70,503)	(779,902)	(1,286,048)	(16,557,920)
Net increase	18,665	199,121	758,968	9,983,493
Total net increase	2,318,709	18,988,826	11,681,257	150,076,939
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Semiannual Report 2022

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Columbia Capital Allocation Portfolios | Semiannual Report 2022	45

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2022 (Unaudited)	$10.08	0.06	(0.80)	(0.74)	(0.06)	(0.23)	(0.29)
Year Ended 1/31/2022	$10.62	0.14	0.02	0.16	(0.20)	(0.50)	(0.70)
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Year Ended 1/31/2019	$10.38	0.20	(0.37)	(0.17)	(0.22)	(0.23)	(0.45)
Year Ended 1/31/2018	$9.84	0.18	0.59	0.77	(0.22)	(0.01)	(0.23)
Advisor Class
Six Months Ended 7/31/2022 (Unaudited)	$10.00	0.07	(0.79)	(0.72)	(0.07)	(0.23)	(0.30)
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.19	0.49	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Class C
Six Months Ended 7/31/2022 (Unaudited)	$10.02	0.03	(0.81)	(0.78)	(0.02)	(0.23)	(0.25)
Year Ended 1/31/2022	$10.55	0.06	0.03	0.09	(0.12)	(0.50)	(0.62)
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Year Ended 1/31/2019	$10.32	0.12	(0.36)	(0.24)	(0.14)	(0.23)	(0.37)
Year Ended 1/31/2018	$9.78	0.10	0.59	0.69	(0.14)	(0.01)	(0.15)
Institutional Class
Six Months Ended 7/31/2022 (Unaudited)	$10.08	0.07	(0.81)	(0.74)	(0.07)	(0.23)	(0.30)
Year Ended 1/31/2022	$10.61	0.16	0.04	0.20	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.37	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.84	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Institutional 2 Class
Six Months Ended 7/31/2022 (Unaudited)	$10.00	0.07	(0.80)	(0.73)	(0.07)	(0.23)	(0.30)
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.20	0.48	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.20	0.59	0.79	(0.25)	(0.01)	(0.26)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2022 (Unaudited)	$9.05	(7.27%)	0.50%(c),(d)	0.50%(c),(d)	1.30%(c)	2%	$169,607
Year Ended 1/31/2022	$10.08	1.41%	0.50%(d)	0.50%(d),(e)	1.29%	16%	$198,949
Year Ended 1/31/2021	$10.62	6.60%	0.55%(d)	0.55%(d),(e)	1.66%	63%	$203,326
Year Ended 1/31/2020	$10.31	8.91%	0.57%	0.57%(e)	2.09%	13%	$180,338
Year Ended 1/31/2019	$9.76	(1.61%)	0.55%	0.55%	2.02%	21%	$177,622
Year Ended 1/31/2018	$10.38	7.90%	0.56%	0.56%	1.72%	12%	$198,471
Advisor Class
Six Months Ended 7/31/2022 (Unaudited)	$8.98	(7.10%)	0.25%(c),(d)	0.25%(c),(d)	1.53%(c)	2%	$5,119
Year Ended 1/31/2022	$10.00	1.68%	0.25%(d)	0.25%(d),(e)	1.54%	16%	$8,540
Year Ended 1/31/2021	$10.54	6.82%	0.30%(d)	0.30%(d),(e)	1.90%	63%	$7,348
Year Ended 1/31/2020	$10.24	9.14%	0.32%	0.32%(e)	2.31%	13%	$6,012
Year Ended 1/31/2019	$9.70	(1.28%)	0.30%	0.30%	2.30%	21%	$8,396
Year Ended 1/31/2018	$10.31	8.11%	0.30%	0.30%	2.13%	12%	$6,063
Class C
Six Months Ended 7/31/2022 (Unaudited)	$8.99	(7.67%)	1.25%(c),(d)	1.25%(c),(d)	0.55%(c)	2%	$14,720
Year Ended 1/31/2022	$10.02	0.75%	1.25%(d)	1.25%(d),(e)	0.54%	16%	$18,376
Year Ended 1/31/2021	$10.55	5.73%	1.30%(d)	1.30%(d),(e)	0.90%	63%	$19,243
Year Ended 1/31/2020	$10.25	8.05%	1.32%	1.32%(e)	1.34%	13%	$24,949
Year Ended 1/31/2019	$9.71	(2.27%)	1.30%	1.30%	1.23%	21%	$27,850
Year Ended 1/31/2018	$10.32	7.14%	1.31%	1.31%	0.97%	12%	$38,765
Institutional Class
Six Months Ended 7/31/2022 (Unaudited)	$9.04	(7.25%)	0.26%(c),(d)	0.26%(c),(d)	1.56%(c)	2%	$11,796
Year Ended 1/31/2022	$10.08	1.76%	0.25%(d)	0.25%(d),(e)	1.55%	16%	$11,759
Year Ended 1/31/2021	$10.61	6.88%	0.30%(d)	0.30%(d),(e)	1.92%	63%	$10,576
Year Ended 1/31/2020	$10.30	9.08%	0.32%	0.32%(e)	2.34%	13%	$9,128
Year Ended 1/31/2019	$9.76	(1.27%)	0.30%	0.30%	2.26%	21%	$8,191
Year Ended 1/31/2018	$10.37	8.06%	0.31%	0.31%	2.03%	12%	$9,559
Institutional 2 Class
Six Months Ended 7/31/2022 (Unaudited)	$8.97	(7.20%)	0.23%(c),(d)	0.23%(c),(d)	1.50%(c)	2%	$479
Year Ended 1/31/2022	$10.00	1.69%	0.24%(d)	0.24%(d)	1.55%	16%	$1,404
Year Ended 1/31/2021	$10.54	6.84%	0.29%(d)	0.29%(d)	1.94%	63%	$1,487
Year Ended 1/31/2020	$10.24	9.17%	0.30%	0.30%	2.38%	13%	$966
Year Ended 1/31/2019	$9.70	(1.25%)	0.28%	0.28%	2.35%	21%	$642
Year Ended 1/31/2018	$10.31	8.15%	0.28%	0.28%	2.02%	12%	$571
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	47

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2022 (Unaudited)	$9.99	0.07	(0.80)	(0.73)	(0.07)	(0.23)	(0.30)
Year Ended 1/31/2022	$10.52	0.17	0.04	0.21	(0.24)	(0.50)	(0.74)
Year Ended 1/31/2021	$10.22	0.20	0.49	0.69	(0.27)	(0.12)	(0.39)
Year Ended 1/31/2020	$9.68	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.30	0.24	(0.38)	(0.14)	(0.25)	(0.23)	(0.48)
Year Ended 1/31/2018	$9.77	0.23	0.56	0.79	(0.25)	(0.01)	(0.26)
Class R
Six Months Ended 7/31/2022 (Unaudited)	$10.08	0.05	(0.81)	(0.76)	(0.05)	(0.23)	(0.28)
Year Ended 1/31/2022	$10.61	0.11	0.04	0.15	(0.18)	(0.50)	(0.68)
Year Ended 1/31/2021	$10.30	0.14	0.50	0.64	(0.21)	(0.12)	(0.33)
Year Ended 1/31/2020	$9.76	0.19	0.64	0.83	(0.19)	(0.10)	(0.29)
Year Ended 1/31/2019	$10.37	0.17	(0.36)	(0.19)	(0.19)	(0.23)	(0.42)
Year Ended 1/31/2018	$9.84	0.16	0.58	0.74	(0.20)	(0.01)	(0.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2022 (Unaudited)	$8.96	(7.18%)	0.18%(c),(d)	0.18%(c),(d)	1.61%(c)	2%	$8,214
Year Ended 1/31/2022	$9.99	1.84%	0.19%(d)	0.19%(d)	1.59%	16%	$9,932
Year Ended 1/31/2021	$10.52	6.91%	0.24%(d)	0.24%(d)	1.97%	63%	$3,526
Year Ended 1/31/2020	$10.22	9.24%	0.24%	0.24%	2.43%	13%	$2,535
Year Ended 1/31/2019	$9.68	(1.30%)	0.23%	0.23%	2.38%	21%	$2,061
Year Ended 1/31/2018	$10.30	8.22%	0.23%	0.23%	2.27%	12%	$1,385
Class R
Six Months Ended 7/31/2022 (Unaudited)	$9.04	(7.49%)	0.75%(c),(d)	0.75%(c),(d)	1.05%(c)	2%	$800
Year Ended 1/31/2022	$10.08	1.25%	0.75%(d)	0.75%(d),(e)	1.04%	16%	$854
Year Ended 1/31/2021	$10.61	6.34%	0.80%(d)	0.80%(d),(e)	1.35%	63%	$308
Year Ended 1/31/2020	$10.30	8.54%	0.82%	0.82%(e)	1.92%	13%	$512
Year Ended 1/31/2019	$9.76	(1.77%)	0.80%	0.80%	1.68%	21%	$447
Year Ended 1/31/2018	$10.37	7.53%	0.81%	0.81%	1.54%	12%	$747
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	49

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2022 (Unaudited)	$10.77	0.06	(0.96)	(0.90)	(0.06)	(0.36)	(0.42)
Year Ended 1/31/2022	$11.29	0.16	0.36	0.52	(0.28)	(0.76)	(1.04)
Year Ended 1/31/2021	$10.97	0.17	0.72	0.89	(0.23)	(0.34)	(0.57)
Year Ended 1/31/2020	$10.35	0.23	0.84	1.07	(0.24)	(0.21)	(0.45)
Year Ended 1/31/2019	$11.38	0.21	(0.52)	(0.31)	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2018	$10.62	0.19	1.04	1.23	(0.24)	(0.23)	(0.47)
Advisor Class
Six Months Ended 7/31/2022 (Unaudited)	$10.65	0.07	(0.95)	(0.88)	(0.07)	(0.36)	(0.43)
Year Ended 1/31/2022	$11.17	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.71	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.28	0.23	(0.52)	(0.29)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.53	0.23	1.02	1.25	(0.27)	(0.23)	(0.50)
Class C
Six Months Ended 7/31/2022 (Unaudited)	$10.58	0.02	(0.94)	(0.92)	(0.02)	(0.36)	(0.38)
Year Ended 1/31/2022	$11.11	0.07	0.35	0.42	(0.19)	(0.76)	(0.95)
Year Ended 1/31/2021	$10.80	0.09	0.71	0.80	(0.15)	(0.34)	(0.49)
Year Ended 1/31/2020	$10.20	0.14	0.83	0.97	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2019	$11.21	0.12	(0.50)	(0.38)	(0.15)	(0.48)	(0.63)
Year Ended 1/31/2018	$10.47	0.10	1.03	1.13	(0.16)	(0.23)	(0.39)
Institutional Class
Six Months Ended 7/31/2022 (Unaudited)	$10.58	0.07	(0.95)	(0.88)	(0.07)	(0.36)	(0.43)
Year Ended 1/31/2022	$11.11	0.19	0.35	0.54	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.80	0.19	0.72	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.20	0.25	0.83	1.08	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.22	0.22	(0.50)	(0.28)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.48	0.22	1.02	1.24	(0.27)	(0.23)	(0.50)
Institutional 2 Class
Six Months Ended 7/31/2022 (Unaudited)	$10.64	0.07	(0.95)	(0.88)	(0.07)	(0.36)	(0.43)
Year Ended 1/31/2022	$11.16	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.70	0.90	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.27	0.25	(0.52)	(0.27)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.52	0.22	1.03	1.25	(0.27)	(0.23)	(0.50)
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2022 (Unaudited)	$9.45	(8.21%)	0.42%(c),(d)	0.42%(c),(d)	1.20%(c)	2%	$366,824
Year Ended 1/31/2022	$10.77	4.48%	0.41%(d)	0.41%(d),(e)	1.42%	18%	$425,491
Year Ended 1/31/2021	$11.29	8.50%	0.49%(d)	0.49%(d),(e)	1.60%	66%	$443,656
Year Ended 1/31/2020	$10.97	10.52%	0.49%	0.49%(e)	2.12%	9%	$425,706
Year Ended 1/31/2019	$10.35	(2.62%)	0.48%	0.48%(e)	1.96%	21%	$427,506
Year Ended 1/31/2018	$11.38	11.79%	0.48%	0.48%(e)	1.71%	9%	$486,408
Advisor Class
Six Months Ended 7/31/2022 (Unaudited)	$9.34	(8.09%)	0.17%(c),(d)	0.17%(c),(d)	1.43%(c)	2%	$3,500
Year Ended 1/31/2022	$10.65	4.80%	0.16%(d)	0.16%(d),(e)	1.65%	18%	$4,885
Year Ended 1/31/2021	$11.17	8.77%	0.24%(d)	0.24%(d),(e)	1.86%	66%	$5,549
Year Ended 1/31/2020	$10.86	10.80%	0.24%	0.24%(e)	2.42%	9%	$5,319
Year Ended 1/31/2019	$10.25	(2.40%)	0.23%	0.23%(e)	2.17%	21%	$4,943
Year Ended 1/31/2018	$11.28	12.07%	0.23%	0.23%(e)	2.09%	9%	$4,592
Class C
Six Months Ended 7/31/2022 (Unaudited)	$9.28	(8.53%)	1.17%(c),(d)	1.17%(c),(d)	0.45%(c)	2%	$29,707
Year Ended 1/31/2022	$10.58	3.66%	1.16%(d)	1.16%(d),(e)	0.66%	18%	$37,844
Year Ended 1/31/2021	$11.11	7.70%	1.24%(d)	1.24%(d),(e)	0.85%	66%	$45,087
Year Ended 1/31/2020	$10.80	9.65%	1.24%	1.24%(e)	1.36%	9%	$57,072
Year Ended 1/31/2019	$10.20	(3.23%)	1.23%	1.23%(e)	1.14%	21%	$61,019
Year Ended 1/31/2018	$11.21	10.92%	1.23%	1.23%(e)	0.95%	9%	$82,192
Institutional Class
Six Months Ended 7/31/2022 (Unaudited)	$9.27	(8.14%)	0.17%(c),(d)	0.17%(c),(d)	1.45%(c)	2%	$13,382
Year Ended 1/31/2022	$10.58	4.73%	0.16%(d)	0.16%(d),(e)	1.66%	18%	$16,861
Year Ended 1/31/2021	$11.11	8.82%	0.24%(d)	0.24%(d),(e)	1.82%	66%	$16,686
Year Ended 1/31/2020	$10.80	10.76%	0.24%	0.24%(e)	2.38%	9%	$16,490
Year Ended 1/31/2019	$10.20	(2.32%)	0.23%	0.23%(e)	2.10%	21%	$17,131
Year Ended 1/31/2018	$11.22	12.03%	0.23%	0.23%(e)	2.00%	9%	$28,796
Institutional 2 Class
Six Months Ended 7/31/2022 (Unaudited)	$9.33	(8.09%)	0.15%(c),(d)	0.15%(c),(d)	1.43%(c)	2%	$2,763
Year Ended 1/31/2022	$10.64	4.81%	0.15%(d)	0.15%(d)	1.70%	18%	$5,054
Year Ended 1/31/2021	$11.16	8.70%	0.23%(d)	0.23%(d)	1.85%	66%	$3,691
Year Ended 1/31/2020	$10.86	10.83%	0.22%	0.22%	2.43%	9%	$3,683
Year Ended 1/31/2019	$10.25	(2.28%)	0.21%	0.21%	2.34%	21%	$3,758
Year Ended 1/31/2018	$11.27	12.12%	0.21%	0.21%	2.01%	9%	$2,655
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	51

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2022 (Unaudited)	$10.46	0.07	(0.94)	(0.87)	(0.07)	(0.36)	(0.43)
Year Ended 1/31/2022	$10.99	0.19	0.36	0.55	(0.32)	(0.76)	(1.08)
Year Ended 1/31/2021	$10.70	0.20	0.70	0.90	(0.27)	(0.34)	(0.61)
Year Ended 1/31/2020	$10.10	0.25	0.84	1.09	(0.28)	(0.21)	(0.49)
Year Ended 1/31/2019	$11.13	0.30	(0.58)	(0.28)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.40	0.23	1.01	1.24	(0.28)	(0.23)	(0.51)
Class R
Six Months Ended 7/31/2022 (Unaudited)	$10.79	0.05	(0.96)	(0.91)	(0.05)	(0.36)	(0.41)
Year Ended 1/31/2022	$11.31	0.14	0.35	0.49	(0.25)	(0.76)	(1.01)
Year Ended 1/31/2021	$10.99	0.16	0.70	0.86	(0.20)	(0.34)	(0.54)
Year Ended 1/31/2020	$10.37	0.19	0.86	1.05	(0.22)	(0.21)	(0.43)
Year Ended 1/31/2019	$11.39	0.18	(0.51)	(0.33)	(0.21)	(0.48)	(0.69)
Year Ended 1/31/2018	$10.63	0.15	1.05	1.20	(0.21)	(0.23)	(0.44)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2022 (Unaudited)	$9.16	(8.11%)	0.11%(c),(d)	0.11%(c),(d)	1.52%(c)	2%	$7,159
Year Ended 1/31/2022	$10.46	4.84%	0.10%(d)	0.10%(d)	1.73%	18%	$7,540
Year Ended 1/31/2021	$10.99	8.79%	0.18%(d)	0.18%(d)	1.93%	66%	$6,629
Year Ended 1/31/2020	$10.70	10.94%	0.18%	0.18%	2.42%	9%	$5,951
Year Ended 1/31/2019	$10.10	(2.36%)	0.17%	0.17%	2.96%	21%	$5,551
Year Ended 1/31/2018	$11.13	12.12%	0.16%	0.16%	2.15%	9%	$801
Class R
Six Months Ended 7/31/2022 (Unaudited)	$9.47	(8.32%)	0.67%(c),(d)	0.67%(c),(d)	0.96%(c)	2%	$1,644
Year Ended 1/31/2022	$10.79	4.21%	0.66%(d)	0.66%(d),(e)	1.17%	18%	$1,673
Year Ended 1/31/2021	$11.31	8.21%	0.74%(d)	0.74%(d),(e)	1.48%	66%	$1,625
Year Ended 1/31/2020	$10.99	10.23%	0.74%	0.74%(e)	1.80%	9%	$1,177
Year Ended 1/31/2019	$10.37	(2.78%)	0.73%	0.73%(e)	1.71%	21%	$1,431
Year Ended 1/31/2018	$11.39	11.50%	0.73%	0.73%(e)	1.40%	9%	$1,924
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	53

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2022 (Unaudited)	$11.17	0.06	(1.12)	(1.06)	(0.07)	(0.37)	(0.44)
Year Ended 1/31/2022	$11.91	0.19	0.60	0.79	(0.36)	(1.17)	(1.53)
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Year Ended 1/31/2019	$11.99	0.22	(0.73)	(0.51)	(0.25)	(0.53)	(0.78)
Year Ended 1/31/2018	$10.99	0.19	1.56	1.75	(0.23)	(0.52)	(0.75)
Advisor Class
Six Months Ended 7/31/2022 (Unaudited)	$10.98	0.07	(1.11)	(1.04)	(0.08)	(0.37)	(0.45)
Year Ended 1/31/2022	$11.73	0.22	0.59	0.81	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.00	1.21	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.85	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.30	1.46	1.76	(0.26)	(0.52)	(0.78)
Class C
Six Months Ended 7/31/2022 (Unaudited)	$11.05	0.02	(1.11)	(1.09)	(0.03)	(0.37)	(0.40)
Year Ended 1/31/2022	$11.80	0.10	0.59	0.69	(0.27)	(1.17)	(1.44)
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Year Ended 1/31/2019	$11.89	0.13	(0.72)	(0.59)	(0.16)	(0.53)	(0.69)
Year Ended 1/31/2018	$10.91	0.11	1.54	1.65	(0.15)	(0.52)	(0.67)
Institutional Class
Six Months Ended 7/31/2022 (Unaudited)	$11.15	0.07	(1.12)	(1.05)	(0.08)	(0.37)	(0.45)
Year Ended 1/31/2022	$11.89	0.23	0.59	0.82	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.97	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.98	0.24	1.53	1.77	(0.26)	(0.52)	(0.78)
Institutional 2 Class
Six Months Ended 7/31/2022 (Unaudited)	$10.97	0.07	(1.10)	(1.03)	(0.08)	(0.37)	(0.45)
Year Ended 1/31/2022	$11.73	0.20	0.60	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.16	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.03	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.84	0.23	(0.70)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.22	1.54	1.76	(0.27)	(0.52)	(0.79)
Institutional 3 Class
Six Months Ended 7/31/2022 (Unaudited)	$10.98	0.07	(1.10)	(1.03)	(0.08)	(0.37)	(0.45)
Year Ended 1/31/2022	$11.74	0.23	0.57	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)
Year Ended 1/31/2019	$11.84	0.27	(0.74)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.24	1.52	1.76	(0.27)	(0.52)	(0.79)
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2022 (Unaudited)	$9.67	(9.35%)	0.38%(c),(d)	0.38%(c),(d)	1.19%(c)	2%	$1,116,864
Year Ended 1/31/2022	$11.17	6.42%	0.38%(d)	0.38%(d),(e)	1.58%	22%	$1,308,500
Year Ended 1/31/2021	$11.91	11.31%	0.43%(d)	0.43%(d),(e)	1.66%	86%	$1,324,148
Year Ended 1/31/2020	$11.32	12.26%	0.43%	0.43%(e)	2.11%	10%	$1,280,253
Year Ended 1/31/2019	$10.70	(4.13%)	0.43%	0.43%(e)	1.94%	20%	$1,247,694
Year Ended 1/31/2018	$11.99	16.39%	0.44%	0.44%(e)	1.68%	9%	$1,389,747
Advisor Class
Six Months Ended 7/31/2022 (Unaudited)	$9.49	(9.30%)	0.13%(c),(d)	0.13%(c),(d)	1.33%(c)	2%	$3,651
Year Ended 1/31/2022	$10.98	6.70%	0.13%(d)	0.13%(d),(e)	1.86%	22%	$7,686
Year Ended 1/31/2021	$11.73	11.48%	0.18%(d)	0.18%(d),(e)	1.91%	86%	$3,244
Year Ended 1/31/2020	$11.17	12.51%	0.18%	0.18%(e)	2.50%	10%	$3,051
Year Ended 1/31/2019	$10.57	(3.84%)	0.18%	0.18%(e)	2.28%	20%	$1,212
Year Ended 1/31/2018	$11.85	16.68%	0.18%	0.18%(e)	2.60%	9%	$1,021
Class C
Six Months Ended 7/31/2022 (Unaudited)	$9.56	(9.71%)	1.13%(c),(d)	1.13%(c),(d)	0.45%(c)	2%	$79,283
Year Ended 1/31/2022	$11.05	5.58%	1.13%(d)	1.13%(d),(e)	0.82%	22%	$98,600
Year Ended 1/31/2021	$11.80	10.56%	1.18%(d)	1.18%(d),(e)	0.89%	86%	$110,135
Year Ended 1/31/2020	$11.21	11.34%	1.18%	1.18%(e)	1.35%	10%	$153,545
Year Ended 1/31/2019	$10.61	(4.82%)	1.18%	1.18%(e)	1.15%	20%	$160,172
Year Ended 1/31/2018	$11.89	15.46%	1.19%	1.19%(e)	0.95%	9%	$207,421
Institutional Class
Six Months Ended 7/31/2022 (Unaudited)	$9.65	(9.25%)	0.13%(c),(d)	0.13%(c),(d)	1.41%(c)	2%	$32,223
Year Ended 1/31/2022	$11.15	6.69%	0.13%(d)	0.13%(d),(e)	1.89%	22%	$62,130
Year Ended 1/31/2021	$11.89	11.51%	0.18%(d)	0.18%(d),(e)	1.91%	86%	$38,386
Year Ended 1/31/2020	$11.31	12.55%	0.18%	0.18%(e)	2.37%	10%	$37,112
Year Ended 1/31/2019	$10.69	(3.80%)	0.18%	0.18%(e)	2.19%	20%	$38,025
Year Ended 1/31/2018	$11.97	16.60%	0.19%	0.19%(e)	2.09%	9%	$39,872
Institutional 2 Class
Six Months Ended 7/31/2022 (Unaudited)	$9.49	(9.22%)	0.12%(c),(d)	0.12%(c),(d)	1.43%(c)	2%	$2,738
Year Ended 1/31/2022	$10.97	6.63%	0.12%(d)	0.12%(d)	1.67%	22%	$3,754
Year Ended 1/31/2021	$11.73	11.59%	0.17%(d)	0.17%(d)	1.92%	86%	$6,728
Year Ended 1/31/2020	$11.16	12.53%	0.17%	0.17%	2.42%	10%	$5,447
Year Ended 1/31/2019	$10.56	(3.83%)	0.17%	0.17%	2.08%	20%	$4,554
Year Ended 1/31/2018	$11.84	16.62%	0.16%	0.16%	1.95%	9%	$7,323
Institutional 3 Class
Six Months Ended 7/31/2022 (Unaudited)	$9.50	(9.18%)	0.07%(c),(d)	0.07%(c),(d)	1.50%(c)	2%	$32,137
Year Ended 1/31/2022	$10.98	6.66%	0.08%(d)	0.08%(d)	1.92%	22%	$39,786
Year Ended 1/31/2021	$11.74	11.64%	0.12%(d)	0.12%(d)	1.94%	86%	$10,372
Year Ended 1/31/2020	$11.17	12.68%	0.13%	0.13%	2.42%	10%	$11,042
Year Ended 1/31/2019	$10.56	(3.79%)	0.13%	0.13%	2.45%	20%	$9,319
Year Ended 1/31/2018	$11.84	16.68%	0.12%	0.12%	2.11%	9%	$4,933
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	55

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2022 (Unaudited)	$11.13	0.05	(1.13)	(1.08)	(0.05)	(0.37)	(0.42)
Year Ended 1/31/2022	$11.87	0.16	0.60	0.76	(0.33)	(1.17)	(1.50)
Year Ended 1/31/2021	$11.28	0.15	1.03	1.18	(0.24)	(0.35)	(0.59)
Year Ended 1/31/2020	$10.67	0.20	1.05	1.25	(0.22)	(0.42)	(0.64)
Year Ended 1/31/2019	$11.95	0.19	(0.72)	(0.53)	(0.22)	(0.53)	(0.75)
Year Ended 1/31/2018	$10.96	0.17	1.55	1.72	(0.21)	(0.52)	(0.73)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2022 (Unaudited)	$9.63	(9.50%)	0.63%(c),(d)	0.63%(c),(d)	0.94%(c)	2%	$4,347
Year Ended 1/31/2022	$11.13	6.17%	0.63%(d)	0.63%(d),(e)	1.31%	22%	$4,935
Year Ended 1/31/2021	$11.87	11.06%	0.68%(d)	0.68%(d),(e)	1.40%	86%	$2,652
Year Ended 1/31/2020	$11.28	11.92%	0.68%	0.68%(e)	1.79%	10%	$2,531
Year Ended 1/31/2019	$10.67	(4.30%)	0.68%	0.68%(e)	1.72%	20%	$3,156
Year Ended 1/31/2018	$11.95	16.05%	0.69%	0.69%(e)	1.46%	9%	$2,786
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	57

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2022 (Unaudited)	$12.27	0.05	(1.31)	(1.26)	(0.05)	(0.46)	(0.51)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Advisor Class
Six Months Ended 7/31/2022 (Unaudited)	$12.42	0.06	(1.32)	(1.26)	(0.07)	(0.46)	(0.53)
Year Ended 1/31/2022	$13.18	0.22	1.05	1.27	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.40	0.19	1.33	1.52	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.61	0.24	(0.98)	(0.74)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$12.10	0.24	2.24	2.48	(0.24)	(0.73)	(0.97)
Class C
Six Months Ended 7/31/2022 (Unaudited)	$12.30	0.01	(1.31)	(1.30)	(0.01)	(0.46)	(0.47)
Year Ended 1/31/2022	$13.07	0.09	1.04	1.13	(0.32)	(1.58)	(1.90)
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2019	$13.52	0.10	(0.96)	(0.86)	(0.14)	(0.85)	(0.99)
Year Ended 1/31/2018	$12.04	0.08	2.26	2.34	(0.13)	(0.73)	(0.86)
Institutional Class
Six Months Ended 7/31/2022 (Unaudited)	$12.23	0.06	(1.29)	(1.23)	(0.07)	(0.46)	(0.53)
Year Ended 1/31/2022	$13.02	0.22	1.02	1.24	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.47	0.23	(0.96)	(0.73)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$11.98	0.20	2.26	2.46	(0.24)	(0.73)	(0.97)
Institutional 2 Class
Six Months Ended 7/31/2022 (Unaudited)	$12.40	0.06	(1.31)	(1.25)	(0.07)	(0.46)	(0.53)
Year Ended 1/31/2022	$13.17	0.22	1.04	1.26	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.38	0.18	1.36	1.54	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.74	0.26	1.32	1.58	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.60	0.24	(0.97)	(0.73)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$12.09	0.23	2.26	2.49	(0.25)	(0.73)	(0.98)
Institutional 3 Class
Six Months Ended 7/31/2022 (Unaudited)	$12.00	0.06	(1.27)	(1.21)	(0.07)	(0.46)	(0.53)
Year Ended 1/31/2022	$12.80	0.23	1.01	1.24	(0.46)	(1.58)	(2.04)
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
Year Ended 1/31/2019	$13.30	0.22	(0.94)	(0.72)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$11.84	0.31	2.13	2.44	(0.25)	(0.73)	(0.98)
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2022 (Unaudited)	$10.50	(10.05%)	0.39%(c),(d)	0.39%(c),(d)	0.85%(c)	2%	$1,481,459
Year Ended 1/31/2022	$12.27	9.12%	0.39%(d)	0.39%(d),(e)	1.41%	21%	$1,720,777
Year Ended 1/31/2021	$13.05	12.89%	0.50%(d)	0.50%(d),(e)	1.22%	76%	$1,690,945
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(e)	1.77%	10%	$1,645,913
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(e)	1.59%	18%	$1,603,992
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(e)	1.35%	9%	$1,826,698
Advisor Class
Six Months Ended 7/31/2022 (Unaudited)	$10.63	(9.98%)	0.14%(c),(d)	0.14%(c),(d)	1.08%(c)	2%	$33,011
Year Ended 1/31/2022	$12.42	9.45%	0.15%(d)	0.15%(d),(e)	1.63%	21%	$28,048
Year Ended 1/31/2021	$13.18	13.13%	0.24%(d)	0.24%(d),(e)	1.61%	76%	$8,672
Year Ended 1/31/2020	$12.40	13.75%	0.25%	0.25%(e)	1.80%	10%	$7,779
Year Ended 1/31/2019	$11.75	(5.19%)	0.24%	0.24%(e)	1.90%	18%	$14,622
Year Ended 1/31/2018	$13.61	21.09%	0.24%	0.24%(e)	1.86%	9%	$11,216
Class C
Six Months Ended 7/31/2022 (Unaudited)	$10.53	(10.34%)	1.14%(c),(d)	1.14%(c),(d)	0.11%(c)	2%	$84,260
Year Ended 1/31/2022	$12.30	8.36%	1.14%(d)	1.14%(d),(e)	0.64%	21%	$102,579
Year Ended 1/31/2021	$13.07	12.05%	1.25%(d)	1.25%(d),(e)	0.46%	76%	$116,412
Year Ended 1/31/2020	$12.30	12.55%	1.25%	1.25%(e)	1.01%	10%	$148,134
Year Ended 1/31/2019	$11.67	(6.12%)	1.24%	1.24%(e)	0.77%	18%	$151,414
Year Ended 1/31/2018	$13.52	19.91%	1.24%	1.24%(e)	0.59%	9%	$215,268
Institutional Class
Six Months Ended 7/31/2022 (Unaudited)	$10.47	(9.88%)	0.14%(c),(d)	0.14%(c),(d)	1.10%(c)	2%	$90,952
Year Ended 1/31/2022	$12.23	9.33%	0.14%(d)	0.14%(d),(e)	1.66%	21%	$106,896
Year Ended 1/31/2021	$13.02	13.21%	0.25%(d)	0.25%(d),(e)	1.48%	76%	$106,491
Year Ended 1/31/2020	$12.25	13.73%	0.25%	0.25%(e)	2.01%	10%	$107,497
Year Ended 1/31/2019	$11.62	(5.17%)	0.24%	0.24%(e)	1.83%	18%	$108,487
Year Ended 1/31/2018	$13.47	21.13%	0.24%	0.24%(e)	1.59%	9%	$136,761
Institutional 2 Class
Six Months Ended 7/31/2022 (Unaudited)	$10.62	(9.90%)	0.11%(c),(d)	0.11%(c),(d)	1.12%(c)	2%	$5,713
Year Ended 1/31/2022	$12.40	9.41%	0.11%(d)	0.11%(d)	1.57%	21%	$8,174
Year Ended 1/31/2021	$13.17	13.28%	0.21%(d)	0.21%(d)	1.53%	76%	$11,176
Year Ended 1/31/2020	$12.38	13.72%	0.20%	0.20%	2.13%	10%	$9,890
Year Ended 1/31/2019	$11.74	(5.15%)	0.19%	0.19%	1.89%	18%	$7,961
Year Ended 1/31/2018	$13.60	21.18%	0.19%	0.19%	1.80%	9%	$8,881
Institutional 3 Class
Six Months Ended 7/31/2022 (Unaudited)	$10.26	(9.87%)	0.06%(c),(d)	0.06%(c),(d)	1.20%(c)	2%	$44,606
Year Ended 1/31/2022	$12.00	9.50%	0.07%(d)	0.07%(d)	1.74%	21%	$78,836
Year Ended 1/31/2021	$12.80	13.27%	0.16%(d)	0.16%(d)	1.55%	76%	$14,407
Year Ended 1/31/2020	$12.06	13.87%	0.15%	0.15%	2.15%	10%	$13,771
Year Ended 1/31/2019	$11.45	(5.14%)	0.14%	0.14%	1.80%	18%	$11,447
Year Ended 1/31/2018	$13.30	21.26%	0.14%	0.14%	2.47%	9%	$20,776
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	59

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2022 (Unaudited)	$12.25	0.03	(1.29)	(1.26)	(0.04)	(0.46)	(0.50)
Year Ended 1/31/2022	$13.03	0.15	1.03	1.18	(0.38)	(1.58)	(1.96)
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)
Year Ended 1/31/2019	$13.48	0.17	(0.96)	(0.79)	(0.21)	(0.85)	(1.06)
Year Ended 1/31/2018	$11.99	0.15	2.24	2.39	(0.17)	(0.73)	(0.90)
Class V
Six Months Ended 7/31/2022 (Unaudited)	$12.27	0.05	(1.31)	(1.26)	(0.05)	(0.46)	(0.51)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2022 (Unaudited)	$10.49	(10.10%)	0.64%(c),(d)	0.64%(c),(d)	0.61%(c)	2%	$16,802
Year Ended 1/31/2022	$12.25	8.85%	0.65%(d)	0.65%(d),(e)	1.09%	21%	$19,334
Year Ended 1/31/2021	$13.03	12.62%	0.75%(d)	0.75%(d),(e)	0.98%	76%	$5,315
Year Ended 1/31/2020	$12.26	13.15%	0.75%	0.75%(e)	1.46%	10%	$4,823
Year Ended 1/31/2019	$11.63	(5.66%)	0.74%	0.74%(e)	1.37%	18%	$4,957
Year Ended 1/31/2018	$13.48	20.51%	0.74%	0.74%(e)	1.14%	9%	$4,816
Class V
Six Months Ended 7/31/2022 (Unaudited)	$10.50	(10.05%)	0.39%(c),(d)	0.39%(c),(d)	0.85%(c)	2%	$71,994
Year Ended 1/31/2022	$12.27	9.12%	0.39%(d)	0.39%(d),(e)	1.41%	21%	$83,273
Year Ended 1/31/2021	$13.05	12.89%	0.50%(d)	0.50%(d),(e)	1.22%	76%	$84,036
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(e)	1.78%	10%	$81,137
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(e)	1.58%	18%	$79,629
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(e)	1.35%	9%	$93,279
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	61

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2022 (Unaudited)	$13.31	0.03	(1.52)	(1.49)	(0.01)	(0.61)	(0.62)
Year Ended 1/31/2022	$13.49	0.18	1.49	1.67	(0.36)	(1.49)	(1.85)
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Year Ended 1/31/2018	$12.11	0.14	2.85	2.99	(0.20)	(0.80)	(1.00)
Advisor Class
Six Months Ended 7/31/2022 (Unaudited)	$12.94	0.04	(1.46)	(1.42)	(0.02)	(0.61)	(0.63)
Year Ended 1/31/2022	$13.16	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.21	1.49	1.70	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Year Ended 1/31/2018	$11.89	0.14	2.83	2.97	(0.23)	(0.80)	(1.03)
Class C
Six Months Ended 7/31/2022 (Unaudited)	$12.85	(0.01)	(1.46)	(1.47)	(0.00)(g)	(0.61)	(0.61)
Year Ended 1/31/2022	$13.09	0.07	1.43	1.50	(0.25)	(1.49)	(1.74)
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Year Ended 1/31/2018	$11.85	0.04	2.79	2.83	(0.11)	(0.80)	(0.91)
Institutional Class
Six Months Ended 7/31/2022 (Unaudited)	$13.23	0.05	(1.51)	(1.46)	(0.02)	(0.61)	(0.63)
Year Ended 1/31/2022	$13.42	0.22	1.48	1.70	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$12.06	0.22	2.79	3.01	(0.23)	(0.80)	(1.03)
Institutional 2 Class
Six Months Ended 7/31/2022 (Unaudited)	$12.93	0.05	(1.47)	(1.42)	(0.02)	(0.61)	(0.63)
Year Ended 1/31/2022	$13.15	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.18	1.51	1.69	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.19	2.79	2.98	(0.24)	(0.80)	(1.04)
Institutional 3 Class
Six Months Ended 7/31/2022 (Unaudited)	$12.92	0.05	(1.47)	(1.42)	(0.02)	(0.61)	(0.63)
Year Ended 1/31/2022	$13.14	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.18	2.80	2.98	(0.24)	(0.80)	(1.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2022 (Unaudited)	$11.20	(10.93%)	0.39%(c),(d)	0.39%(c),(d)	0.51%(c)	2%	$1,086,599
Year Ended 1/31/2022	$13.31	12.14%	0.39%(d)	0.39%(d),(e)	1.27%	14%	$1,264,033
Year Ended 1/31/2021	$13.49	14.61%	0.43%(d),(f)	0.43%(d),(e),(f)	1.22%	74%	$1,214,331
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47%(e)	1.49%	12%	$623,971
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%	0.47%(e)	1.30%	20%	$599,211
Year Ended 1/31/2018	$14.10	25.45%	0.49%	0.49%(e)	1.08%	13%	$670,783
Advisor Class
Six Months Ended 7/31/2022 (Unaudited)	$10.89	(10.75%)	0.14%(c),(d)	0.14%(c),(d)	0.74%(c)	2%	$12,167
Year Ended 1/31/2022	$12.94	12.41%	0.14%(d)	0.14%(d),(e)	1.50%	14%	$13,041
Year Ended 1/31/2021	$13.16	14.90%	0.17%(d),(f)	0.17%(d),(e),(f)	1.68%	74%	$8,176
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22%(e)	1.60%	12%	$1,611
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%	0.22%(e)	1.58%	20%	$1,965
Year Ended 1/31/2018	$13.83	25.76%	0.23%	0.23%(e)	1.10%	13%	$1,662
Class C
Six Months Ended 7/31/2022 (Unaudited)	$10.77	(11.15%)	1.14%(c),(d)	1.14%(c),(d)	(0.23%)(c)	2%	$66,680
Year Ended 1/31/2022	$12.85	11.22%	1.14%(d)	1.14%(d),(e)	0.49%	14%	$80,981
Year Ended 1/31/2021	$13.09	13.73%	1.18%(d),(f)	1.18%(d),(e),(f)	0.40%	74%	$90,213
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22%(e)	0.75%	12%	$74,297
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%	1.22%(e)	0.52%	20%	$70,524
Year Ended 1/31/2018	$13.77	24.61%	1.24%	1.24%(e)	0.34%	13%	$88,717
Institutional Class
Six Months Ended 7/31/2022 (Unaudited)	$11.14	(10.82%)	0.14%(c),(d)	0.14%(c),(d)	0.76%(c)	2%	$38,062
Year Ended 1/31/2022	$13.23	12.40%	0.14%(d)	0.14%(d),(e)	1.54%	14%	$43,713
Year Ended 1/31/2021	$13.42	14.86%	0.17%(d),(f)	0.17%(d),(e),(f)	1.58%	74%	$38,843
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22%(e)	1.76%	12%	$11,920
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%	0.22%(e)	1.17%	20%	$10,382
Year Ended 1/31/2018	$14.04	25.73%	0.23%	0.23%(e)	1.67%	13%	$20,763
Institutional 2 Class
Six Months Ended 7/31/2022 (Unaudited)	$10.88	(10.76%)	0.12%(c),(d)	0.12%(c),(d)	0.79%(c)	2%	$5,951
Year Ended 1/31/2022	$12.93	12.44%	0.12%(d)	0.12%(d)	1.45%	14%	$7,604
Year Ended 1/31/2021	$13.15	14.82%	0.16%(d),(f)	0.16%(d),(f)	1.48%	74%	$8,780
Year Ended 1/31/2020	$12.29	14.35%	0.20%	0.20%	1.92%	12%	$5,079
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%	0.20%	1.56%	20%	$2,978
Year Ended 1/31/2018	$13.82	25.83%	0.20%	0.20%	1.44%	13%	$2,642
Institutional 3 Class
Six Months Ended 7/31/2022 (Unaudited)	$10.87	(10.76%)	0.07%(c),(d)	0.07%(c),(d)	0.84%(c)	2%	$75,735
Year Ended 1/31/2022	$12.92	12.50%	0.08%(d)	0.08%(d)	1.51%	14%	$87,544
Year Ended 1/31/2021	$13.14	14.88%	0.13%(d),(f)	0.13%(d),(f)	1.41%	74%	$12,370
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%	1.86%	12%	$10,623
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%	0.15%	1.75%	20%	$8,668
Year Ended 1/31/2018	$13.82	25.89%	0.14%	0.14%	1.40%	13%	$3,722
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	63

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2022 (Unaudited)	$13.15	0.02	(1.50)	(1.48)	(0.01)	(0.61)	(0.62)
Year Ended 1/31/2022	$13.35	0.13	1.48	1.61	(0.32)	(1.49)	(1.81)
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)	(0.62)	(0.77)
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)	(0.95)	(1.15)
Year Ended 1/31/2018	$12.02	0.11	2.83	2.94	(0.17)	(0.80)	(0.97)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2022 (Unaudited)	$11.05	(11.01%)	0.64%(c),(d)	0.64%(c),(d)	0.26%(c)	2%	$10,908
Year Ended 1/31/2022	$13.15	11.83%	0.65%(d)	0.65%(d),(e)	0.88%	14%	$12,737
Year Ended 1/31/2021	$13.35	14.23%	0.69%(d),(f)	0.69%(d),(e),(f)	0.70%	74%	$2,795
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72%(e)	1.21%	12%	$2,927
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%	0.72%(e)	1.09%	20%	$2,750
Year Ended 1/31/2018	$13.99	25.21%	0.73%	0.73%(e)	0.83%	13%	$2,671
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	65

Notes to Financial Statements
July 31, 2022 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
66	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
Columbia Capital Allocation Portfolios | Semiannual Report 2022	67

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
(CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
68	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Each Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	69

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	169,751*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	54,617*
Total		224,368

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	12,745*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(77,820)	(77,820)
Equity risk	(78,384)	—	(78,384)
Total	(78,384)	(77,820)	(156,204)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	169,751	169,751
Equity risk	(2,125)	—	(2,125)
Total	(2,125)	169,751	167,626
70	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,305,213
Credit default swap contracts — buy protection	8,091,595

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2022.
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	377,745*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	140,267*
Total		518,012

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	53,863*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(173,508)	(173,508)
Equity risk	(400,613)	—	(400,613)
Total	(400,613)	(173,508)	(574,121)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	377,745	377,745
Equity risk	(18,863)	—	(18,863)
Total	(18,863)	377,745	358,882
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	6,095,085
Credit default swap contracts — buy protection	18,440,845

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2022.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	71

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,265,312*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	418,037*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	803,845*
Total		2,487,194

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	273,286*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(583,313)	(583,313)
Equity risk	(2,285,893)	—	(2,285,893)
Interest rate risk	(4,088,774)	—	(4,088,774)
Total	(6,374,667)	(583,313)	(6,957,980)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,265,312	1,265,312
Equity risk	154,028	—	154,028
Interest rate risk	1,472,826	—	1,472,826
Total	1,626,854	1,265,312	2,892,166
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	85,909,853
Futures contracts — short	13,282,941
Credit default swap contracts — buy protection	64,676,165

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2022.
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Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	227,352*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	665,842*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,199,021*
Total		2,092,215

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	831,865*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(129,095)	(129,095)
Equity risk	(4,226,494)	—	(4,226,494)
Interest rate risk	(6,026,346)	—	(6,026,346)
Total	(10,252,840)	(129,095)	(10,381,935)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	227,352	227,352
Equity risk	218,518	—	218,518
Interest rate risk	2,152,003	—	2,152,003
Total	2,370,521	227,352	2,597,873
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	142,375,765
Futures contracts — short	29,555,727
Credit default swap contracts — buy protection	44,274,515

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2022.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	73

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	152,018*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,805,726*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	358,550*
Total		2,316,294

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	753,807*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(86,344)	(86,344)
Equity risk	(10,279,499)	—	(10,279,499)
Interest rate risk	(1,356,943)	—	(1,356,943)
Total	(11,636,442)	(86,344)	(11,722,786)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	152,018	152,018
Equity risk	2,445,388	—	2,445,388
Interest rate risk	358,550	—	358,550
Total	2,803,938	152,018	2,955,956
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	128,105,312
Futures contracts — short	27,003,780
Credit default swap contracts — buy protection	29,592,295

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2022.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2022:
74	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	27,908
Total financial and derivative net assets	(27,908)
Total collateral received (pledged) (b)	(27,908)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Conservative Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	63,029
Total financial and derivative net assets	(63,029)
Total collateral received (pledged) (b)	(63,029)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	217,325
Total financial and derivative net assets	(217,325)
Total collateral received (pledged) (b)	(217,325)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	108,682
Total financial and derivative net assets	(108,682)
Total collateral received (pledged) (b)	(108,682)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
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Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Columbia Capital Allocation Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	72,641
Total financial and derivative net assets	(72,641)
Total collateral received (pledged) (b)	(72,641)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
76	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The annualized effective management services fee rates, based on each Fund’s average daily net assets for the six months ended July 31, 2022 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.08
Columbia Capital Allocation Moderate Conservative Portfolio	0.05
Columbia Capital Allocation Moderate Portfolio	0.03
Columbia Capital Allocation Moderate Aggressive Portfolio	0.03
Columbia Capital Allocation Aggressive Portfolio	0.03
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
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Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended July 31, 2022, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.09	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.08	0.08	0.08	0.08	0.06	0.02	0.08	—
Columbia Capital Allocation Moderate Portfolio	0.07	0.07	0.07	0.07	0.06	0.01	0.07	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.09	0.09	0.09	0.09	0.06	0.01	0.09	0.09
Columbia Capital Allocation Aggressive Portfolio	0.08	0.08	0.08	0.08	0.06	0.01	0.08	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2022, no minimum account balance fees were charged by the Funds.
78	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	321,000
Columbia Capital Allocation Moderate Portfolio	1,532,000
Columbia Capital Allocation Aggressive Portfolio	1,974,000
These amounts are based on the most recent information available as of June 30, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2022, if any, are as follows:
	Front End (%)			CDSC (%)			Amount ($)
Fund	Class A	Class C	Class V	Class A	Class C	Class V	Class A	Class C	Class V
Columbia Capital Allocation Conservative Portfolio	4.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	42,996	1,606	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	73,063	4,209	N/A
Columbia Capital Allocation Moderate Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	378,497	5,308	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	5.75	0.50 - 1.00(a)	1.00(b)	0.50 - 1.00(a)	465,753	5,761	123
Columbia Capital Allocation Aggressive Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	442,275	5,077	N/A

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	79

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	June 1, 2022 through May 31, 2024
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.28	0.24	0.79	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.23	0.18	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A

	June 1, 2022 through May 31, 2023
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A

	Prior to June 1, 2022
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.28	0.24	0.79	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.23	0.18	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
80	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
At July 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	230,589,000	634,000	(20,848,000)	(20,214,000)
Columbia Capital Allocation Moderate Conservative Portfolio	462,897,000	2,228,000	(40,891,000)	(38,663,000)
Columbia Capital Allocation Moderate Portfolio	1,367,682,000	22,927,000	(123,815,000)	(100,888,000)
Columbia Capital Allocation Moderate Aggressive Portfolio	1,926,366,000	36,163,000	(142,078,000)	(105,915,000)
Columbia Capital Allocation Aggressive Portfolio	1,304,071,000	41,993,000	(58,767,000)	(16,774,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at January 31, 2022 as arising on February 1, 2022.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Capital Allocation Aggressive Portfolio	—	1,034,861
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended July 31, 2022, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	4,894,750	24,133,139
Columbia Capital Allocation Moderate Conservative Portfolio	7,765,852	36,762,357
Columbia Capital Allocation Moderate Portfolio	24,836,513	122,222,916
Columbia Capital Allocation Moderate Aggressive Portfolio	39,088,151	124,648,740
Columbia Capital Allocation Aggressive Portfolio	31,032,139	66,863,687
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
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Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended July 31, 2022.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
No Fund had borrowings during the six months ended July 31, 2022.
Note 9. Significant risks
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international
82	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Funds.
Shareholder concentration risk
At July 31, 2022, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	71.8
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	78.3
Columbia Capital Allocation Moderate Portfolio	—	—	85.5
Columbia Capital Allocation Moderate Aggressive Portfolio	1	11.3	55.0
Columbia Capital Allocation Aggressive Portfolio	—	—	68.6
Note 10. Fund reorganization for Columbia Capital Allocation Conservative Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Conservative Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Conservative Allocation Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $237,584,034 and the combined net assets immediately after the reorganization were $249,768,546.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	83

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
The reorganization was accomplished by a tax-free exchange of 2,256,032 shares of the Acquired Fund valued at $12,184,512 (including $(213,746) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	297,235
Advisor Class	179,665
Institutional 3 Class	685,929
Class R	54,299
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended year ended January 31, 2022 would have been approximately:
($)
Net investment income	3,813,000
Net realized gain	17,940,000
Net change in unrealized appreciation/(depreciation)	(16,821,000)
Net increase in net assets from operations	4,932,000
Note 11. Fund reorganization for Columbia Capital Allocation Moderate Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Moderate Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Moderate Allocation Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $1,473,509,268 and the combined net assets immediately after the reorganization were $1,507,732,719.
The reorganization was accomplished by a tax-free exchange of 5,295,200 shares of the Acquired Fund valued at $34,223,451 (including $(1,202,664) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	200,663
Advisor Class	342,989
Institutional 3 Class	2,248,744
Class R	339,108
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
84	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended year ended January 31, 2022 would have been approximately:
($)
Net investment income	25,417,000
Net realized gain	135,120,000
Net change in unrealized appreciation/(depreciation)	(59,403,000)
Net increase in net assets from operations	101,134,000
Note 12. Fund reorganization for Columbia Capital Allocation Moderate Aggressive Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Balanced Allocation Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $2,010,526,719 and the combined net assets immediately after the reorganization were $2,131,190,850.
The reorganization was accomplished by a tax-free exchange of 27,416,245 shares of the Acquired Fund valued at $120,664,131 (including $(5,348,639) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	2,554,159
Advisor Class	1,491,362
Institutional 3 Class	4,770,984
Class R	1,222,717
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended year ended January 31, 2022 would have been approximately:
($)
Net investment income	33,837,000
Net realized gain	286,454,000
Net change in unrealized appreciation/(depreciation)	(110,848,000)
Net increase in net assets from operations	209,443,000
Columbia Capital Allocation Portfolios | Semiannual Report 2022	85

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
Note 13. Fund reorganization for Columbia Capital Allocation Aggressive Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Aggressive Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Aggressive Allocation Fund and BMO Growth Allocation Fund (the Acquired Funds), each a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Funds approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine three funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization on January 21, 2022 were $1,390,181,342 and the combined net assets immediately after the reorganization were $1,509,879,502.
The reorganization was accomplished by a tax-free exchange of 22,947,813 shares of BMO Aggressive Allocation Fund (Acquired Fund) valued at $76,945,046 (including $(2,977,811) of unrealized appreciation/(depreciation)) and 12,547,280 shares of BMO Growth Allocation Fund (Acquired Fund) valued at $42,753,114 (including $(1,720,173) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Funds’ shares, the Fund issued the following number of shares:
Shares
Class A	1,313,971
Advisor Class	356,035
Institutional 3 Class	5,670,835
Class R	1,993,210
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Funds’ cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended January 31, 2022 would have been approximately:
($)
Net investment income	22,410,000
Net realized gain	290,112,000
Net change in unrealized appreciation/(depreciation)	(102,057,000)
Net increase in net assets from operations	210,465,000
Note 14. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 15. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
86	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Notes to Financial Statements  (continued)
July 31, 2022 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	87

Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
88	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, and Columbia Capital Allocation Aggressive Portfolio (each, a Fund, and collectively, the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and the Funds’ performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Management Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to benchmarks;
•	Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•	Terms of the Management Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•	Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
Columbia Capital Allocation Portfolios | Semiannual Report 2022	89

Approval of Management Agreements  (continued)
(Unaudited)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of each of the Management Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Funds among their comparison group, (iv) the Funds’ performance relative to peers and benchmarks and (v) the net assets of the Funds. With respect to Columbia Capital Allocation Aggressive Portfolio and Columba Capital Allocation Moderate Conservative Portfolio, the Board observed that each Fund’s performance for certain periods ranked above median based on information provided by Broadridge. With respect to Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, and Columbia Capital Allocation Moderate Aggressive Portfolio, the Board observed that each Fund’s performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
90	Columbia Capital Allocation Portfolios | Semiannual Report 2022

Approval of Management Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each of the Management Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that each Fund’s total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the Management Agreements.
Economies of scale
Given that the Funds pay relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each of the Management Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Management Agreements.
Columbia Capital Allocation Portfolios | Semiannual Report 2022	91

Additional information
If you elect to receive the shareholder report for the Funds in paper, mailed to you, the Funds mail one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Funds electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Funds’ shareholder report is available at the Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
92	Columbia Capital Allocation Portfolios | Semiannual Report 2022

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Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR124_01_M01_(09/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	September 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	September 22, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	September 22, 2022
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	September 22, 2022